VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 98.7%
Alabama : 1.3%
Alabama Public School and
College Authority, Series A
(RB)
4.00%, 11/01/36 (c) $ 2,000 $ 2,100,244
5.00%, 11/01/34 (c) 2,015 2,313,178
5.00%, 11/01/31 (c) 525 605,119
Black Belt Energy Gas District,
Series A (RB)
4.00%, 06/01/51 (c) (p) 5,065 5,096,904
5.25%, 01/01/54 (c) (p) 2,000 2,143,245
Black Belt Energy Gas District,
Series B (RB)
5.25%, 12/01/53 (c) (p) 1,000 1,082,127
Board of Trustees of the
University of Alabama, Series
B (RB)
3.00%, 07/01/33 (c) 860 834,817
County of Jefferson, Alabama
Sewer Warrants (RB)
5.00%, 10/01/38 (c) 2,000 2,236,301
5.00%, 10/01/37 (c) 1,000 1,127,275
5.25%, 10/01/40 (c) 1,000 1,128,147
Lower Alabama Gas District,
Series A (RB)
5.00%, 09/01/34 2,500 2,703,147
Southeast Alabama Gas Supply
District, Project No. 1, Series
A (RB)
5.00%, 08/01/54 (c) (p) 1,000 1,068,377
Southeast Energy Authority,
Cooperative District
Commodity Supply, Project
No.2, Series B (RB)
4.00%, 12/01/51 (c) (p) 3,000 2,972,963
University of Alabama, Board of
Trustee, Series A (RB)
4.00%, 07/01/35 (c) 820 856,044
26,267,888
Alaska : 0.1%
Alaska Housing Finance Corp.,
Series B (RB)
2.15%, 06/01/36 (c) 1,040 870,036
State of Alaska, International
Airports System, Series A (RB)
5.00%, 10/01/31 (c) 305 312,943
State of Alaska, International
Airports System, Series B (RB)
5.00%, 10/01/35 (c) 635 649,317
1,832,296
Arizona : 1.5%
Arizona Industrial Development
Authority, Point 320 LLC,
Series A (RB)
3.62%, 05/20/33 1,846 1,732,459
Arizona Transportation Board,
Highway (RB)
5.00%, 07/01/30 (c) 835 878,699
5.00%, 07/01/31 (c) 1,050 1,104,699
Par
(000’s) Value
Arizona (continued)
City of Mesa, Arizona Utility
System (RB)
4.00%, 07/01/31 (c) $ 1,550 $ 1,588,230
City of Phoenix Civic
Improvement Corp., Excise
Tax, Series A (RB)
5.00%, 07/01/35 (c) 1,785 1,832,534
City of Phoenix Civic
Improvement Corp., Junior
Lien Water System (RB)
5.00%, 07/01/36 (c) 1,475 1,539,479
5.00%, 07/01/40 (c) 1,895 2,174,320
City of Phoenix Civic
Improvement Corp., Rental
Car Facility Charge, Series A
(RB)
5.00%, 07/01/34 (c) 1,275 1,395,545
5.00%, 07/01/32 (c) 1,000 1,098,656
City of Phoenix Civic
Improvement Corp., Senior
Lien Airport, Series D (RB)
5.00%, 07/01/33 (c) 550 589,382
Maricopa County, Arizona
Pollution Control, Southern
California Edison Company,
Series A (RB)
2.40%, 06/01/35 (c) 1,150 931,012
Maricopa County, Arizona
Pollution Control, Southern
California Edison Company,
Series B (RB)
2.40%, 06/01/35 (c) 1,500 1,214,363
Maricopa County, Industrial
Development Authority,
Banner Health, Series A (RB)
4.00%, 01/01/38 (c) 1,500 1,516,304
4.00%, 01/01/41 (c) 2,000 2,009,577
5.00%, 01/01/38 (c) 605 629,656
Salt River Project Agricultural
Improvement and Power
District, Series A (RB)
5.00%, 01/01/32 (c) 2,380 2,593,589
5.00%, 01/01/32 1,000 1,180,309
5.00%, 12/01/32 (c) 1,000 1,026,316
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37 4,600 5,005,273
30,040,402
Arkansas : 0.1%
City of Fort Worth, Water and
Sewer Construction (RB)
5.00%, 10/01/34 (c) 1,000 1,082,575
Little Rock School District of
Pulaski County, Series A (GO)
(AGM)
2.00%, 02/01/37 (c) 1,000 788,495
1,871,070

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California : 16.7%
Anaheim Housing and Public
Improvements Authority,
Electric Utility Distribution
Improvements, Series A (RB)
5.00%, 10/01/35 (c) $ 1,000 $ 1,081,785
Bay Area Toll Authority, Series
S-7 (RB)
3.25%, 04/01/36 (c) 1,270 1,268,258
4.00%, 04/01/33 (c) 2,905 3,017,894
Beverly Hills Unified School
District (GO)
0.00%, 08/01/30 ^ 1,000 836,758
California Community Choice
Financing Authority, Clean
Energy Project, Series C (RB)
5.25%, 01/01/54 (c) (p) 6,065 6,415,391
California Community Choice,
Financing Authority Clean
Energy Project, Series B-1
(RB)
4.00%, 02/01/52 (c) (p) 7,000 7,065,574
California Health Facilities
Financing Authority, Adventist
Health System, Series A (RB)
3.00%, 03/01/39 (c) 1,000 860,041
California Health Facilities
Financing Authority, Cedars-
Sinai Medical Center, Series
A (RB)
5.00%, 08/15/31 (c) 310 327,285
California Health Facilities
Financing Authority, Cedars-
Sinai Medical Center, Series
B (RB)
3.00%, 08/15/34 (c) 400 390,832
California Health Facilities
Financing Authority,
CommonSpirit Health, Series
A (RB)
4.00%, 04/01/37 (c) 1,060 1,079,774
4.00%, 04/01/38 (c) 500 506,561
California Health Facilities
Financing Authority, Stanford
Health Care, Series A (RB)
5.00%, 11/15/31 (c) 750 823,586
California Health Facilities
Financing Authority, Sutter
Health, Series A (RB)
5.00%, 11/15/35 (c) 1,575 1,689,041
California Housing Finance
Agency (RB)
3.25%, 08/20/36 4,836 4,487,792
3.50%, 11/20/35 1,197 1,128,628
3.75%, 03/25/35 6,161 6,074,097
California Municipal Finance
Authority, Community
Medical Centers, Series A (RB)
5.00%, 02/01/30 (c) 840 879,717
Par
(000’s) Value
California (continued)
California State Public
Works Board, Department
of Corrections and
Rehabilitation, Series A (RB)
5.00%, 09/01/31 (c) $ 2,200 $ 2,221,460
California State Public
Works Board, Department
of Corrections and
Rehabilitation, Series D (RB)
3.00%, 09/01/31 (c) 500 493,847
3.00%, 09/01/32 (c) 360 352,013
California State Public
Works Board, New Natural
Resources Headquarters,
Series C (RB)
5.00%, 11/01/40 (c) 2,650 3,022,509
California State Public Works
Board, Various Capital
Project, Series A (RB)
5.00%, 08/01/35 (c) 2,000 2,328,711
California State Public Works
Board, Various Capital
Project, Series B (RB)
5.00%, 12/01/35 (c) 1,845 2,191,909
California State Public Works
Board, Various Capital
Project, Series C (RB)
5.00%, 08/01/34 (c) 1,000 1,168,870
California State Public Works
Board, Various Capital
Projects, Series B (RB)
5.00%, 12/01/34 (c) 2,000 2,389,066
California State Public Works
Board, Various Capital
Projects, Series C (RB)
4.00%, 11/01/31 (c) 1,000 1,030,809
4.00%, 11/01/32 (c) 425 436,914
4.00%, 08/01/37 (c) 2,000 2,128,275
California State University,
Series A (RB)
5.00%, 11/01/31 (c) 2,035 2,111,167
5.00%, 11/01/31 (c) 1,510 1,592,012
California Statewide
Communities Development
Authority, Front Porch
Communities and Services,
Series A (RB)
3.00%, 04/01/37 (c) 1,000 923,748
4.00%, 04/01/39 (c) 1,000 1,010,605
4.00%, 04/01/38 (c) 1,400 1,421,864
California Statewide
Communities Development
Authority, Kaiser
Permanente, Series D (RB)
5.00%, 05/01/33 (p) 2,000 2,235,065

Par
(000’s) Value
California (continued)
California Statewide
Communities Development
Authority, Pollution Control,
Southern California Edison
Company, Series A (RB)
1.75%, 09/01/29 (c) $ 2,000 $ 1,760,115
City and County of San
Francisco, Moscone
Convention Center Expansion
Project, Series B (CP)
4.00%, 04/01/30 (c) 2,000 2,025,085
4.00%, 04/01/36 (c) 2,000 2,018,153
City and County of San
Francisco, Series B (CP)
3.00%, 04/01/31 (c) 255 255,473
City of Concord, Capital
Improvement Project (CP)
2.00%, 04/01/38 (c) 1,400 1,091,594
City of Los Angeles,
Department of Airports, Los
Angeles International Airport,
Series B (RB)
4.00%, 05/15/36 (c) 1,000 1,066,799
5.00%, 05/15/37 (c) 1,400 1,625,419
City of Los Angeles, Wastewater
System, Series A (RB)
5.00%, 06/01/31 (c) 565 609,632
City of San Jose, California
Airport, Series B (RB) (BAM)
4.00%, 03/01/34 (c) 325 351,233
County of Los Angeles, Long
Beach Unified School District,
Series D-1 (GO)
0.00%, 08/01/39 (c) ^ 1,250 646,848
County of Sacramento,
Regional County Sanitation
District, Series A (RB)
5.00%, 12/01/33 (c) 3,000 3,015,247
County of Santa Clara, Series
C (GO)
5.00%, 08/01/33 (c) 525 569,018
East Bay Municipal Utility
District, Water System, Series
A (RB)
5.00%, 06/01/32 (c) 1,000 1,031,753
East Side Union High School
District, Series B (GO) (AGM)
3.00%, 08/01/35 (c) 2,590 2,487,961
Eastern Municipal Water
District, Financing Authority,
Water and Wastewater,
Series B (RB) (BAM-TCRS)
4.00%, 07/01/35 (c) 1,150 1,179,775
Fontana Redevelopment
Agency Successor Agency,
Series A (TA)
5.00%, 10/01/32 (c) 760 824,369
Par
(000’s) Value
California (continued)
Fremont Union High School
District (GO)
4.00%, 08/01/40 (c) $ 2,350 $ 2,355,049
Kern High School District,
Series C (GO) (AGM)
2.00%, 08/01/32 (c) 3,000 2,670,939
2.00%, 08/01/31 (c) 1,600 1,441,821
Los Angeles Community
College District, Series J (GO)
4.00%, 08/01/33 (c) 750 780,108
4.00%, 08/01/32 (c) 400 417,532
Los Angeles Community
College District, Series L (GO)
5.00%, 08/01/36 (c) 1,000 1,202,385
Los Angeles County
Metropolitan Transportation
Authority, Sales Tax, Series
A (RB)
4.00%, 06/01/36 (c) 1,045 1,125,600
4.00%, 06/01/37 (c) 1,695 1,803,301
4.00%, 06/01/35 (c) 1,000 1,090,246
4.00%, 06/01/39 (c) 1,000 1,052,668
4.00%, 06/01/38 (c) 1,460 1,542,947
5.00%, 06/01/35 (c) 1,000 1,158,289
5.00%, 07/01/31 (c) 795 866,219
5.00%, 07/01/38 (c) 2,530 2,944,438
5.00%, 07/01/36 (c) 900 1,063,575
5.00%, 07/01/37 (c) 1,060 1,243,202
Los Angeles County Public
Works Financing Authority,
Lakma Bulding for
Permanent Collection Project,
Series A (RB)
4.00%, 12/01/38 (c) 1,500 1,576,818
Los Angeles Department of
International Airport, Series
B (RB)
4.00%, 05/15/39 (c) 1,900 1,992,634
Los Angeles Department of
Water and Power, Series A
(RB)
5.00%, 07/01/40 (c) 2,000 2,296,168
Los Angeles Department of
Water and Power, Series B
(RB)
5.00%, 07/01/40 (c) 1,380 1,608,864
Los Angeles Department of
Water and Power, Series C
(RB)
5.00%, 07/01/34 (c) 1,125 1,308,709
5.00%, 07/01/36 (c) 1,500 1,728,853
Los Angeles Department of
Water and Power, Series D
(RB)
5.00%, 07/01/32 (c) 2,000 2,015,563
5.00%, 07/01/38 (c) 2,000 2,186,685
5.00%, 07/01/39 (c) 1,000 1,169,705

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
Los Angeles Municipal
Improvement Corp., Series
B (RB)
4.00%, 11/01/35 (c) $ 2,000 $ 2,037,547
Los Angeles Unified School
District, AD Valorem Property
Tax, Series C (GO)
4.00%, 07/01/38 (c) 1,605 1,687,218
4.00%, 07/01/37 (c) 2,000 2,119,463
Los Angeles Unified School
District, AD Valorem Property
Tax, Series RYRR (GO)
4.00%, 07/01/37 (c) 1,500 1,606,672
5.00%, 07/01/35 (c) 1,300 1,549,828
Los Angeles Unified School
District, Series A (GO)
4.00%, 07/01/33 (c) 1,580 1,697,399
5.00%, 07/01/30 (c) 1,720 1,963,812
5.00%, 07/01/30 500 584,512
Los Angeles Unified School
District, Series B (GO)
5.00%, 07/01/30 (c) 915 968,870
Los Angeles Unified School
District, Series C (GO)
3.00%, 07/01/35 (c) 1,880 1,838,319
4.00%, 07/01/36 (c) 2,000 2,135,120
Los Angeles Unified School
District, Series RYQ (GO)
4.00%, 07/01/37 (c) 1,000 1,059,732
Mount Diablo Unified School
District, Series B (GO)
4.00%, 08/01/35 (c) 1,000 1,091,220
Mountain House Public
Financing Authority,
California Utility System,
Series B (RB) (BAM)
4.00%, 12/01/40 (c) 500 514,472
Oakland Unified School District,
Series A (GO) (BAM)
4.00%, 08/01/39 (c) 1,055 1,101,368
Oakland Unified School
District/Alameda County,
Series A (GO) (AGM)
4.00%, 08/01/36 (c) 2,000 2,070,454
Orange County, Local
Transportation Authority
Sales Tax (RB)
4.00%, 02/15/38 (c) 1,500 1,556,105
Palomar Health (RB)
5.00%, 11/01/39 (c) 1,725 1,752,344
Palomar Health, Series B (GO)
4.00%, 08/01/35 (c) 1,000 1,008,628
Peralta Community College
District, Series D (GO)
4.00%, 08/01/39 (c) 2,000 2,003,816
Public Utilities Commission of
the City and County of San
Francisco Water, Series D (RB)
5.00%, 11/01/34 (c) 785 855,799
Par
(000’s) Value
California (continued)
Regents of the University of
California Medical Center
Pooled, Series L (RB)
5.00%, 05/15/33 (c) $ 650 $ 687,652
Riverside County
Transportation Commission,
Series B (RB)
5.00%, 06/01/37 (c) 560 605,893
Sacramento County Sanitation
Districts Financing Authority,
Series A (RB)
5.00%, 12/01/31 (c) 1,000 1,005,845
San Diego County Regional
Airport Authority, Series A
(RB)
5.00%, 07/01/34 (c) 535 602,286
San Diego County Regional
Airport Authority, Series B
(RB)
5.00%, 07/01/34 (c) 2,075 2,392,413
San Diego County Water
Authority, Series B (RB)
4.00%, 05/01/35 (c) 2,000 2,205,341
San Diego Unified School
District, Series I (GO)
0.00%, 07/01/35 (c) ^ 1,000 635,621
5.00%, 07/01/32 (c) 650 703,359
San Francisco Bay Area, Rapid
Transit District, Series A (RB)
4.00%, 07/01/39 (c) 2,075 2,112,612
San Francisco City & County,
Airport Commission, San
Francisco International
Airport, Series B (RB)
4.00%, 05/01/37 (c) 1,010 1,065,457
San Francisco City & County,
Public Utilities Commission
Wastewater, Series A (RB)
5.00%, 10/01/39 (c) 1,500 1,772,673
5.00%, 10/01/36 (c) 1,000 1,202,420
San Francisco City & County,
Public Utilities Commission
Wastewater, Series B (RB)
5.00%, 10/01/39 (c) 1,000 1,181,782
San Francisco County
Transportation Authority (RB)
3.00%, 02/01/34 (c) 500 495,953
San Francisco Unified School
District, Series B (GO)
4.00%, 06/15/34 (c) 2,000 2,102,987
San Joquin Hills Transportation
Corridor Agency, Series A (RB)
4.00%, 01/15/34 (c) 1,000 1,069,988
San Marcos Unified School
District (GO)
4.00%, 08/01/33 (c) 400 416,872

Par
(000’s) Value
California (continued)
Santa Clara County Financing
Authority, Capital Facilities,
Series A (RB)
4.00%, 05/01/36 (c) $ 840 $ 904,699
5.00%, 05/01/34 (c) 1,855 2,197,436
Santa Clara County Financing
Authority, Multiple Facilities
Projects, Series Q (RB)
3.00%, 05/15/35 (c) 1,000 950,209
4.00%, 05/15/33 (c) 400 403,136
4.00%, 05/15/32 (c) 1,510 1,522,007
Santa Clara County, Mountain
View, Los Altos Union High
School, Series A (GO)
3.35%, 08/01/36 (c) 1,520 1,520,439
Santa Clara Unified School
District (GO)
3.00%, 07/01/34 (c) 395 385,769
3.00%, 07/01/34 (c) 2,000 1,939,510
3.00%, 07/01/35 (c) 1,535 1,476,989
Santa Monica-Malibu Unified
School District, Series C (GO)
5.00%, 08/01/40 (c) 1,000 1,148,228
5.00%, 08/01/39 (c) 1,000 1,154,237
State of California (GO)
4.00%, 11/01/35 (c) 1,310 1,413,885
4.00%, 10/01/34 (c) 2,000 2,180,366
5.00%, 09/01/36 (c) 2,000 2,406,982
State of California (GO) (AGM)
5.25%, 08/01/32 5,750 6,891,152
State of California, Department
of Water Resources, Central
Valley Project, Series AX (RB)
5.00%, 12/01/31 (c) 915 1,005,499
State of California, Department
of Water Resources, Central
Valley Project, Series BA (RB)
(AGM)
5.00%, 12/01/34 (c) 365 416,339
State of California, Various
Purpose (GO)
3.00%, 10/01/33 (c) 2,000 2,001,026
3.00%, 10/01/36 (c) 350 338,471
3.12%, 04/01/35 (c) 1,575 1,579,956
4.00%, 10/01/39 (c) 2,000 2,082,357
4.00%, 11/01/34 (c) 2,945 3,195,810
4.00%, 11/01/38 (c) 2,000 2,110,273
4.00%, 03/01/37 (c) 5,020 5,326,061
4.00%, 03/01/36 (c) 9,500 10,146,073
4.00%, 10/01/33 (c) 1,795 1,961,974
4.00%, 10/01/39 (c) 2,300 2,427,651
4.00%, 08/01/33 (c) 700 713,554
4.00%, 09/01/32 (c) 1,815 1,854,324
4.00%, 09/01/36 (c) 2,960 3,006,540
4.00%, 09/01/34 (c) 1,500 1,527,309
5.00%, 10/01/30 (c) 1,065 1,184,690
5.00%, 10/01/30 (c) 2,340 2,656,945
5.00%, 10/01/31 (c) 5,050 5,717,148
5.00%, 10/01/31 4,000 4,725,649
Par
(000’s) Value
California (continued)
5.00%, 11/01/31 (c) $ 2,645 $ 2,861,771
5.00%, 11/01/30 (c) 1,020 1,105,071
5.00%, 11/01/37 (c) 3,135 3,424,021
5.00%, 11/01/34 (c) 1,610 1,863,353
5.00%, 12/01/36 (c) 2,000 2,296,043
5.00%, 11/01/30 (c) 2,000 2,000,911
5.00%, 03/01/35 (c) 2,330 2,657,876
5.00%, 10/01/33 (c) 500 500,996
5.00%, 04/01/32 (c) 2,500 2,802,504
5.00%, 04/01/35 (c) 3,500 3,910,855
5.00%, 04/01/36 (c) 3,000 3,338,558
5.00%, 04/01/30 2,910 3,344,460
5.00%, 04/01/32 4,270 5,089,275
5.00%, 10/01/39 (c) 2,615 3,075,061
5.00%, 10/01/36 (c) 2,000 2,389,414
5.00%, 05/01/31 (c) 2,480 2,489,714
5.00%, 08/01/32 (c) 1,000 1,007,529
5.00%, 08/01/33 (c) 1,000 1,006,889
5.00%, 08/01/35 (c) 490 512,623
5.00%, 08/01/30 (c) 2,250 2,425,970
5.00%, 08/01/36 (c) 3,245 3,550,777
5.00%, 09/01/30 (c) 1,095 1,159,182
5.00%, 09/01/35 (c) 2,250 2,675,799
State of California, Various
Purpose (GO) (SAW)
5.00%, 12/01/34 (c) 1,000 1,046,546
State Public Works Board,
Various Capital Projects,
Series B (RB)
4.00%, 05/01/37 (c) 2,000 2,128,249
4.00%, 05/01/38 (c) 1,500 1,584,397
University of California, Series
AM (RB)
4.00%, 05/15/34 (c) 3,000 3,004,285
University of California, Series
AZ (RB)
5.00%, 05/15/33 (c) 310 342,711
University of California, Series
BE (RB)
5.00%, 05/15/36 (c) 1,500 1,722,299
University of California, Series
BM (RB)
5.00%, 05/15/35 (c) 1,000 1,217,267
University of California, Series
BN (RB)
5.00%, 05/15/37 (c) 1,000 1,200,240
5.00%, 05/15/35 (c) 2,000 2,434,534
5.00%, 05/15/36 (c) 1,000 1,211,357
University of California, Series
BQ (RB)
5.00%, 05/15/35 (c) 1,000 1,217,267
University of California, Series
I (RB)
4.00%, 05/15/35 (c) 2,160 2,175,896
University of California, Series
O (RB)
5.00%, 05/15/36 (c) 1,170 1,283,056

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
University of California, Series
Q (RB)
4.00%, 05/15/39 (c) $ 2,500 $ 2,616,385
334,800,336
Colorado : 1.9%
Adams and Arapahoe Joint
School District No. 28J, Series
A (GO) (SAW)
5.00%, 12/01/30 (c) 540 569,888
Boulder Larimer & Weld
Counties, St. Vrain Valley
School District, Series C (GO)
(SAW)
5.00%, 12/15/36 (c) 2,000 2,131,271
5.00%, 12/15/35 (c) 1,000 1,065,636
Cherry Creek School District
No. 5 (GO) (SAW)
5.00%, 12/15/30 (c) 1,000 1,038,793
City and County of Denver,
Series A-2 (RB)
0.00%, 08/01/36 (c) ^ 1,200 716,485
Colorado Health Facilities
Authority, Advenhealth,
Series A (RB)
4.00%, 11/15/38 (c) 2,000 2,035,583
Colorado Health Facilities
Authority, CommonSpirit
Health, Series A-1 (RB)
4.00%, 08/01/38 (c) 2,350 2,327,843
Colorado Health Facilities
Authority, Sanford, Series A
(RB)
4.00%, 11/01/39 (c) 2,000 1,991,955
Denver City and County School
District No. 1 (GO) (SAW)
3.00%, 12/01/36 (c) 1,430 1,334,941
5.00%, 12/01/39 (c) 1,000 1,107,135
Denver City and County
School, Board of Water
Commissioners, Series A (RB)
3.00%, 12/15/37 (c) 1,000 920,477
Jefferson County School District
R-1 (GO)
5.00%, 12/15/30 (c) 1,110 1,233,965
Pueblo City, Schools District No.
60 (GO) (SAW)
3.00%, 12/15/37 (c) 500 449,846
5.00%, 12/15/34 (c) 1,010 1,138,312
5.00%, 12/15/39 (c) 1,085 1,188,554
5.00%, 12/15/38 (c) 1,625 1,793,410
Regional Transportation
District, Fastracks Project,
Series A (RB)
5.00%, 11/01/36 (c) 1,820 1,905,878
Regional Transportation
District, Fastracks Project,
Series B (RB)
5.00%, 11/01/34 (c) 1,995 2,134,867
5.00%, 11/01/33 (c) 530 568,909
Par
(000’s) Value
Colorado (continued)
State of Colorado, Series A (CP)
4.00%, 12/15/36 (c) $ 1,315 $ 1,364,455
4.00%, 12/15/40 (c) 1,000 1,024,926
4.00%, 12/15/39 (c) 1,540 1,593,571
4.00%, 12/15/36 (c) 1,750 1,854,324
5.00%, 12/15/34 (c) 1,000 1,158,352
State of Colorado, Series A (CP)
(SAW)
4.00%, 12/15/37 (c) 2,000 2,085,951
University of Colorado, Series
A-2 (RB)
3.00%, 06/01/33 (c) 800 751,710
Weld County School District No.
6 (GO) (SAW)
5.00%, 12/01/36 (c) 2,165 2,405,096
37,892,133
Connecticut : 2.4%
Connecticut Housing Finance
Authority Housing Mortgage
Finance Program, Series A
(RB)
4.40%, 11/15/38 (c) 1,530 1,575,356
Connecticut Housing Finance
Authority Housing Mortgage
Finance Program, Series A-1
(RB) (SAW)
1.70%, 05/15/34 (c) 1,290 1,053,697
Connecticut Housing Finance
Authority Housing Mortgage
Finance Program, Series D-1
(RB)
3.20%, 11/15/32 (c) 260 256,599
Connecticut State Health
and Educational Facilities
Authority, Hartford Health
Issue, Series A (RB) (SD CRED
PROG)
5.00%, 07/01/34 (c) 335 366,499
Connecticut State Health
and Educational Facilities
Authority, Nuvance Health
Issue, Series A (RB)
4.00%, 07/01/34 (c) 625 588,726
5.00%, 07/01/32 (c) 2,200 2,263,064
Connecticut State,
Transportation Infrastructure
Purposes, Series A (RB)
5.00%, 09/01/33 (c) 1,000 1,007,205
State of Connecticut, Series A
(GO)
3.00%, 01/15/32 (c) 2,200 2,191,609
3.00%, 01/15/34 (c) 1,000 973,072
3.00%, 01/15/36 (c) 1,000 947,760
3.00%, 01/15/35 (c) 2,500 2,409,255
4.00%, 01/15/37 (c) 2,000 2,087,852
4.00%, 01/15/31 1,780 1,929,513
5.00%, 01/15/37 (c) 1,000 1,188,607
5.00%, 04/15/37 (c) 1,000 1,074,473

Par
(000’s) Value
Connecticut (continued)
State of Connecticut, Series A
(GO) (SBG)
4.00%, 04/15/37 (c) $ 1,000 $ 1,032,535
State of Connecticut, Series B
(GO)
4.00%, 01/15/41 (c) 1,000 1,023,990
4.00%, 06/15/34 (c) 1,830 1,840,831
State of Connecticut, Series C
(GO)
4.00%, 06/01/34 (c) 1,950 2,088,587
4.00%, 06/01/36 (c) 850 895,781
State of Connecticut, Series E
(GO)
3.00%, 10/15/32 (c) 395 389,944
5.00%, 11/15/32 1,000 1,192,653
5.00%, 09/15/30 (c) 1,665 1,836,966
State of Connecticut, Series F
(GO)
5.00%, 11/15/31 (c) 1,550 1,602,099
5.00%, 11/15/32 (c) 1,525 1,575,835
State of Connecticut, Special
Tax, Series A (RB)
5.00%, 05/01/31 1,650 1,918,161
5.00%, 05/01/35 (c) 1,500 1,733,129
5.00%, 09/01/30 (c) 1,300 1,312,459
5.00%, 09/01/31 (c) 1,250 1,261,195
5.00%, 09/01/32 (c) 475 499,875
State of Connecticut, Special
Tax, Series A (ST)
5.00%, 05/01/37 (c) 2,500 2,805,794
State of Connecticut, Special
Tax, Transportation
Infrastructure Purposes,
Series A (RB)
4.00%, 05/01/36 (c) 1,225 1,300,353
5.00%, 05/01/33 (c) 1,025 1,189,544
State of Connecticut,
Transportation Infrustructure
Purposes, Series D (RB)
4.00%, 11/01/38 (c) 2,000 2,080,983
University of Connecticut,
Series A (RB)
5.00%, 01/15/30 (c) 745 789,610
48,283,611
Delaware : 0.2%
Delaware Health Facilities
Authority, Bayhealth Medical
Center Project, Series A (RB)
4.00%, 07/01/40 (c) 1,000 1,002,742
State of Delaware (GO)
2.00%, 02/01/35 (c) 1,000 844,138
2.00%, 02/01/36 (c) 1,000 825,063
State of Delaware, Series A
(GO)
2.00%, 01/01/36 (c) 650 541,424
5.00%, 05/01/36 (c) 1,000 1,200,936
4,414,303
Par
(000’s) Value
District of Columbia : 1.6%
District of Columbia Water &
Sewer Authority (RB)
4.00%, 10/01/33 (c) $ 1,000 $ 1,004,176
District of Columbia, Federal
Highway Grant Anticipation
(RB) (SAW)
5.00%, 12/01/34 (c) 2,250 2,522,711
District of Columbia,
Georgetown University Issue
(RB)
5.00%, 04/01/30 (c) 645 681,751
District of Columbia, Income
Tax, Series A (RB)
4.00%, 03/01/40 (c) 2,000 2,035,672
District of Columbia, Series A
(GO)
5.00%, 01/01/37 (c) 1,000 1,179,465
5.00%, 06/01/33 (c) 580 620,450
5.00%, 06/01/34 (c) 1,500 1,603,965
5.00%, 06/01/35 (c) 750 821,366
District of Columbia, Series A
(RB)
5.00%, 03/01/36 (c) 1,000 1,115,293
District of Columbia, Series C
(GO)
5.00%, 06/01/38 (c) 1,980 1,991,901
District of Columbia, Series C
(RB)
5.00%, 05/01/36 (c) 1,000 1,129,714
District of Columbia, Series D
(GO)
5.00%, 06/01/32 (c) 1,350 1,358,114
Washington Convention &
Sports Authority, Series A
(RB)
5.00%, 10/01/30 (c) 2,545 2,732,874
Washington Metropolitan Area
Transit Authority (RB)
5.00%, 07/01/36 (c) 1,000 1,062,020
Washington Metropolitan Area
Transit Authority, Series A
(RB)
4.00%, 07/15/34 (c) 4,000 4,271,772
5.00%, 07/15/37 (c) 1,400 1,562,559
5.00%, 07/15/37 (c) 2,000 2,265,156
Washington Metropolitan Area
Transit Authority, Series A-2
(RB)
5.00%, 07/01/32 (c) 300 321,371
5.00%, 07/01/34 (c) 810 865,560
5.00%, 07/01/33 (c) 550 588,671
Washington Metropolitan Area
Transit Authority, Series B
(RB)
5.00%, 07/01/31 (c) 650 696,785
5.00%, 07/01/30 (c) 555 595,463
5.00%, 07/01/37 (c) 1,140 1,205,016
5.00%, 07/01/34 (c) 880 940,362
33,172,187

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida : 3.1%
Brevard County Health
Facilities Authority, Health
First, Inc. Project (RB)
5.00%, 04/01/33 (c) $ 1,000 $ 1,001,909
5.00%, 04/01/39 (c) 2,510 2,514,792
Broward County, Florida
Tourist Development,
Convention Center Expansion
Project (RB)
4.00%, 09/01/36 (c) 2,000 2,079,363
Central Florida Expressway
Authority (RB) (BAM)
3.00%, 07/01/34 (c) 520 502,040
Central Florida Expressway
Authority, Series A (RB)
4.00%, 07/01/31 (c) 1,250 1,274,144
Central Florida Expressway
Authority, Series A (RB) (BAM)
5.00%, 07/01/38 (c) 2,000 2,112,576
Central Florida Expressway
Authority, Series B (RB)
4.00%, 07/01/39 (c) 2,000 2,001,337
City of Gainesville, Utilities
System, Series A (RB)
5.00%, 10/01/34 (c) 1,045 1,120,049
City of Jacksonville, Series A
(RB)
5.00%, 10/01/32 (c) 1,095 1,222,611
City of Orlando, Senior Tourist
Development Tax, Series A
(RB) (AGM)
5.00%, 11/01/31 (c) 2,000 2,132,066
5.00%, 11/01/37 (c) 560 586,754
County of Miami-Dade (RB)
0.00%, 10/01/32 (c) ^ 400 285,050
0.00%, 10/01/31 (c) ^ 565 420,408
5.00%, 10/01/34 (c) 2,005 2,084,305
County of Miami-Dade,
Building Better Communities
Program, Series A (GO)
5.00%, 07/01/30 (c) 520 544,605
5.00%, 07/01/34 (c) 555 578,757
County of Miami-Dade,
Building Better Communities
Program, Series A (GO) (SAW)
4.00%, 07/01/36 (c) 1,600 1,694,604
County of Miami-Dade,
Expressway Authority Toll
System, Series A (RB)
5.00%, 07/01/40 (c) 2,000 2,008,249
5.00%, 07/01/39 (c) 2,000 2,002,413
County of Miami-Dade, Florida
Aviation, Series A (RB)
4.00%, 10/01/39 (c) 1,500 1,514,928
County of Miami-Dade, Florida
Transit System (RB)
4.00%, 07/01/34 (c) 865 883,485
Par
(000’s) Value
Florida (continued)
County of Miami-Dade, Water
and Sewer System (RB)
4.00%, 10/01/37 (c) $ 1,475 $ 1,553,529
5.00%, 10/01/32 (c) 3,500 4,055,028
County of Miami-Dade, Water
and Sewer System, Series A
(RB)
5.00%, 10/01/32 (c) 1,500 1,540,450
County of Miami-Dade, Water
and Sewer System, Series B
(RB)
3.00%, 10/01/34 (c) 370 351,739
5.00%, 10/01/33 (c) 605 621,018
Florida Development Finance
Corp., Lakeland Regional
Health Systems (RB)
4.00%, 11/15/35 (c) 2,000 2,077,119
Florida Housing Finance Corp.,
Homeowner Mortgage (RB)
2.10%, 07/01/35 (c) 950 785,581
JEA Electric System, Series A
(RB)
5.00%, 10/01/39 (c) 2,000 2,000,421
JEA Electric System, Series B
(RB)
3.38%, 10/01/34 (c) 520 519,701
5.00%, 10/01/30 (c) 850 912,236
5.00%, 10/01/32 (c) 885 945,658
JEA Water and Sewer System,
Series A (RB)
4.00%, 10/01/39 (c) 1,360 1,365,751
Lee Memorial Health System,
Series A-1 (RB)
5.00%, 04/01/34 (c) 605 655,693
Orange County Health Facilities
Authority (RB)
5.00%, 10/01/39 (c) 1,000 1,032,801
Orange County, Health
Facilities Authority, Series A
(RB)
5.00%, 10/01/36 (c) 1,325 1,376,728
Orange County, School Board,
Series C (CP)
5.00%, 08/01/33 (c) 410 424,742
Orange County, Tourist
Development Tax (RB)
5.00%, 10/01/30 490 558,761
Polk County, School District
(RB) (SAW)
5.00%, 10/01/30 (c) 1,000 1,124,362
Reedy Creek Improvement
District, Series A (GO)
4.00%, 06/01/31 (c) 1,000 1,033,848
5.00%, 06/01/35 (c) 1,000 1,035,445
South Miami Health Facilities
Authority, Baptist Health (RB)
5.00%, 08/15/32 (c) 800 845,043

Par
(000’s) Value
Florida (continued)
State of Florida, Board of
Education, Public Education
Capital Outlay, Series C (GO)
4.00%, 06/01/33 (c) $ 1,000 $ 1,031,498
4.00%, 06/01/31 (c) 780 812,362
State of Florida, Board of
Education, Public Education
Capital Outlay, Series C (GO)
(AMBAC)
3.00%, 06/01/35 (c) 510 488,481
State of Florida, Board of
Education, Public Education
Capital Outlay, Series E (GO)
2.38%, 06/01/31 (c) 590 550,627
3.00%, 06/01/30 (c) 1,000 998,872
State of Florida, Department
of Transportation Financing
Corp. (RB)
3.00%, 07/01/35 (c) 1,000 962,208
3.00%, 07/01/31 (c) 1,000 995,372
State of Florida, Department
of Transportation, Federal
Highway Reimbursement,
Series A (RB)
5.00%, 07/01/30 880 1,004,391
Volusia County, School Board,
Master Lease Program, Series
B (CP)
5.00%, 08/01/30 (c) 1,320 1,331,739
61,555,649
Georgia : 2.4%
Athens-Clarke County, Georgia
Water and Sewerage (RB)
4.00%, 01/01/32 (c) 1,450 1,459,334
City of Atlanta, Airport
Passenger Facility Charge,
Series C (RB)
5.00%, 07/01/38 (c) 2,275 2,499,585
5.00%, 07/01/35 (c) 800 894,711
City of Atlanta, Water and
Wastewater (RB)
4.00%, 11/01/38 (c) 1,450 1,485,271
5.00%, 11/01/32 (c) 1,000 1,025,135
County of Fulton (GO)
4.00%, 07/01/40 (c) 1,500 1,513,507
Dekalb County, Water and
Sewerage, Series B (RB)
(AGM)
5.00%, 10/01/35 (c) 1,530 1,604,161
Fulton County, Georgia Water
and Sewerage, Series A (RB)
3.00%, 01/01/37 (c) 3,000 2,789,636
Georgia Housing and Finance
Authority, Single Family
Mortgage, Series B-1 (RB)
2.90%, 12/01/31 (c) 925 867,311
Main Street Natural Gas, Inc.,
Gas Supply, Series A (RB)
5.00%, 05/15/35 2,000 2,172,865
Par
(000’s) Value
Georgia (continued)
5.00%, 05/15/37 $ 2,000 $ 2,184,424
5.00%, 05/15/38 1,000 1,076,391
5.00%, 05/01/54 (c) (p) 2,000 2,141,539
Main Street Natural Gas, Inc.,
Gas Supply, Series B (RB)
5.00%, 07/01/53 (c) (p) 1,000 1,060,807
Main Street Natural Gas, Inc.,
Gas Supply, Series C (RB)
5.00%, 09/01/53 (c) (p) 1,000 1,064,205
Main Street Natural Gas, Inc.,
Gas Supply, Series E (RB)
5.00%, 12/01/53 (c) (p) 2,000 2,140,300
Private Colleges and
Universities Authority, Emory
University, Series B (RB)
4.00%, 10/01/38 (c) 2,000 2,008,236
4.00%, 09/01/36 (c) 2,175 2,319,295
4.00%, 09/01/40 (c) 2,000 2,074,112
State of Georgia, Road and
Tollway Authority (RB)
5.00%, 06/01/32 (c) 2,000 2,282,429
5.00%, 06/01/31 (c) 2,550 2,911,163
State of Georgia, Road and
Tollway Authority, Series A
(RB)
4.00%, 07/15/35 (c) 3,255 3,533,908
State of Georgia, Series A (GO)
4.00%, 08/01/34 (c) 935 1,009,045
5.00%, 02/01/32 (c) 2,000 2,144,873
5.00%, 02/01/33 (c) 1,200 1,286,838
State of Georgia, Series C (GO)
5.00%, 07/01/30 (c) 3,000 3,247,666
48,796,747
Hawaii : 0.7%
City and County of Honolulu,
Rail Transit Project, Series B
(GO)
5.00%, 03/01/31 (c) 1,930 2,188,701
City and County of Honolulu,
Series A (GO)
4.00%, 09/01/39 (c) 1,075 1,096,024
City and County of Honolulu,
Series B (GO)
5.00%, 09/01/32 (c) 1,015 1,091,940
City and County of Honolulu,
Wastewater System, Series
A (RB)
4.00%, 07/01/33 (c) 970 991,566
City and County of Honolulu,
Wastewater System, Series
B (RB)
5.00%, 07/01/36 (c) 875 970,983
State of Hawaii (RB)
5.00%, 01/01/36 (c) 1,000 1,144,311
State of Hawaii, Department
of Transportation Airports
Division, Series D (RB) (BAM)
5.00%, 07/01/34 (c) 2,000 2,265,272

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Hawaii (continued)
State of Hawaii, Series ET (GO)
3.00%, 10/01/29 (c) $ 1,000 $ 1,001,737
State of Hawaii, Series FK (GO)
3.25%, 05/01/33 (c) 1,000 1,002,382
5.00%, 05/01/34 (c) 690 734,431
State of Hawaii, Series FN (GO)
5.00%, 10/01/30 (c) 500 538,800
State of Hawaii, Series FT (GO)
5.00%, 01/01/32 (c) 405 440,401
13,466,548
Illinois : 5.1%
Chicago O'Hare International
Airport, Series A (RB)
5.00%, 01/01/35 (c) 1,000 1,120,789
Chicago O'Hare International
Airport, Series A (RB) (AGM)
4.00%, 01/01/37 (c) 1,000 1,038,456
Chicago O'Hare International
Airport, Series B (RB)
5.00%, 01/01/34 (c) 365 383,720
Chicago O'Hare International
Airport, Series D (RB)
4.12%, 01/01/40 (c) 1,150 1,152,413
City of Chicago, Second Lien
Water (RB) (AGM)
5.00%, 11/01/34 (c) 1,420 1,519,782
5.00%, 11/01/36 (c) 2,000 2,126,371
City of Chicago, Series A (GO)
5.00%, 01/01/30 2,000 2,164,927
5.00%, 01/01/32 (c) 1,000 1,093,392
5.00%, 01/01/33 (c) 2,455 2,682,756
City of Chicago, Series B (GO)
4.00%, 01/01/30 358 365,314
4.00%, 01/01/40 (c) 1,064 1,044,070
City of Chicago, Series C (GO)
5.00%, 01/01/38 (c) 1,150 1,154,701
City of Chicago, Wastewater
Transmission, Series B (RB)
5.00%, 01/01/36 (c) 750 780,319
City of Chicago, Wastewater
Transmission, Series B (RB)
(AGM)
5.00%, 01/01/37 (c) 1,000 1,148,735
Cook County, Series A (GO)
5.00%, 11/15/31 (c) 325 342,246
County of Cook, Illinois Sales
Tax (RB)
4.00%, 11/15/39 (c) 1,500 1,489,557
Illinois Finance Authority, Carle
Foundation, Series A (RB)
4.00%, 08/15/37 (c) 1,500 1,544,934
4.00%, 08/15/38 (c) 1,500 1,530,677
5.00%, 08/15/35 (c) 1,000 1,115,461
Illinois Finance Authority, Clean
Water Initiative (RB)
4.00%, 07/01/35 (c) 1,600 1,703,805
4.00%, 07/01/37 (c) 1,000 1,048,350
5.00%, 07/01/33 (c) 700 746,395
Par
(000’s) Value
Illinois (continued)
5.00%, 07/01/36 (c) $ 2,560 $ 2,840,032
Illinois Finance Authority, Clean
Water Initiative (RB) (AGM)
5.00%, 07/01/34 (c) 1,400 1,565,110
Illinois Finance Authority,
Memorial Health System (RB)
5.00%, 04/01/34 (c) 1,435 1,536,193
Illinois Finance Authority,
NorthShore University
HealthSystem, Series A (RB)
4.00%, 08/15/40 (c) 1,625 1,640,506
5.00%, 08/15/33 (c) 1,000 1,124,294
5.00%, 08/15/34 (c) 1,295 1,453,264
5.00%, 08/15/32 (c) 1,365 1,535,445
Illinois Finance Authority, Silver
Cross Hospital and Medical
Centers, Series C (RB)
4.12%, 08/15/37 (c) 2,145 2,096,605
Illinois Housing Development
Authority, Series B (RB)
3.45%, 10/01/33 (c) 420 413,989
Illinois Municipal Electric
Agency Power Supply System,
Series A (RB)
4.00%, 02/01/34 (c) 1,500 1,503,356
Illinois State Finance Authority,
Ann & Robert H. Lurie
Children's Hospital (RB)
4.00%, 08/15/37 (c) 1,000 1,015,219
Illinois State Finance Authority,
University of Chicago, Series
A (RB)
5.00%, 10/01/33 1,000 1,203,928
Illinois State Municipal Electric
Agency, Power Supply, Series
A (RB)
4.00%, 02/01/35 (c) 2,000 2,001,881
Illinois State Toll Highway
Authority, Series A (RB)
5.00%, 01/01/38 (c) 1,135 1,138,354
5.00%, 01/01/40 (c) 2,000 2,037,700
5.00%, 01/01/37 (c) 3,000 3,595,866
Illinois State Toll Highway
Authority, Series B (RB)
5.00%, 01/01/37 (c) 1,500 1,550,573
5.00%, 01/01/40 (c) 1,000 1,026,234
5.00%, 01/01/39 (c) 5,000 5,015,199
Illinois State, Series C (GO)
4.00%, 10/01/40 (c) 1,000 993,717
Metropolitan Water
Reclamation District of
Greater Chicago (GO) (NATL-
IBC FGIC)
5.25%, 12/01/35 1,000 1,247,250
Northern Illinois Municipal
Power Agency, Series A (RB)
4.00%, 12/01/32 (c) 1,235 1,253,470
4.00%, 12/01/36 (c) 1,500 1,506,098
5.00%, 12/01/30 (c) 990 1,039,612

Par
(000’s) Value
Illinois (continued)
Sales Tax Securitization Corp.,
Series A (RB)
5.00%, 01/01/30 (c) $ 1,150 $ 1,237,673
5.00%, 01/01/34 (c) 570 610,193
5.00%, 01/01/34 (c) 1,000 1,144,311
State of Illinois (GO)
4.00%, 10/01/34 (c) 2,000 2,048,154
4.00%, 03/01/38 (c) 1,000 1,002,538
4.00%, 06/01/33 (c) 2,155 2,171,252
4.00%, 07/01/37 (c) 1,000 1,007,253
4.12%, 11/01/31 (c) 360 365,890
5.00%, 11/01/34 (c) 305 315,688
5.00%, 05/01/36 (c) 1,000 1,117,534
5.00%, 07/01/36 (c) 1,000 1,117,023
5.25%, 02/01/31 (c) 1,320 1,321,698
State of Illinois (RB)
3.00%, 06/15/32 (c) 680 645,986
3.00%, 06/15/34 (c) 320 298,474
State of Illinois, Sales Tax,
Series A (RB) (BAM)
3.00%, 06/15/32 (c) 3,000 2,849,938
State of Illinois, Sales Tax,
Series C (RB)
5.00%, 06/15/30 1,000 1,124,192
State of Illinois, Series A (GO)
4.00%, 03/01/40 (c) 2,460 2,444,969
5.00%, 10/01/33 (c) 2,500 2,684,986
5.00%, 12/01/35 (c) 1,000 1,053,611
5.00%, 03/01/34 (c) 1,000 1,113,294
5.00%, 05/01/35 (c) 2,250 2,386,228
5.25%, 12/01/30 (c) 1,200 1,291,544
State of Illinois, Series B (GO)
5.00%, 11/01/30 (c) 1,000 1,100,972
State of Illinois, Series C (GO)
5.00%, 11/01/29 (c) 4,105 4,384,331
102,468,797
Indiana : 0.8%
Avon Indiana  Community
School Building Corp.,  AD
Valorem Property Tax First
Mortgage (RB)
5.25%, 07/15/39 (c) 1,000 1,162,640
City of Indianapolis, Indiana
Water System, Series A (RB)
5.00%, 10/01/36 (c) 1,720 1,863,554
Duneland School Building
Corp., AD Valorem Property
Tax (RB)
3.00%, 01/15/38 (c) 1,000 909,354
Indiana Finance Authority, First
Lien Wastewater Utility (RB)
4.00%, 10/01/35 (c) 2,500 2,668,370
Indiana Finance Authority,
Indiana University Health Inc.,
Series B (RB)
5.00%, 10/01/55 (c) (p) 1,000 1,141,425
Par
(000’s) Value
Indiana (continued)
Indiana Finance Authority, Ohio
Valley Electric Corp. Project,
Series A (RB)
4.25%, 11/01/30 $ 1,545 $ 1,556,982
Indiana Finance Authority,
Series A (RB)
5.00%, 02/01/30 (c) 1,310 1,427,630
Indiana Finance Authority,
Series C (RB)
5.00%, 02/01/30 (c) 610 664,774
Indiana Municipal Power
Agency, Series A (RB)
5.00%, 01/01/33 (c) 250 270,952
Indianapolis Local Public
Improvement Bond Bank,
Courhouse and Jail Project,
Series A (RB)
5.00%, 02/01/31 (c) 1,715 1,899,199
Indianapolis Local Public
Improvement Bond Bank,
Indiana Convention Center
Hotel, Series E (RB)
5.50%, 03/01/38 (c) 1,000 1,097,134
Indianapolis Local Public
Improvement Bond Bank,
Series A (RB) (AGM)
4.00%, 06/01/39 (c) 2,000 2,053,474
16,715,488
Iowa : 0.4%
Iowa Finance Authority (RB)
5.00%, 08/01/31 (c) 1,000 1,079,458
Iowa Finance Authority,
Midwestern Disaster Area,
Iowa Fertilizer Company
Project (RB)
4.00%, 12/01/50 (c) (p) 3,210 3,323,484
Iowa Finance Authority, Series
A (RB)
5.00%, 08/01/37 (c) 1,000 1,153,912
5.00%, 08/01/37 (c) 1,000 1,184,462
5.00%, 08/01/36 (c) 1,000 1,197,318
7,938,634
Kansas : 0.4%
County of Butler, Unified
School District No. 385 (GO)
4.00%, 09/01/30 (c) 500 518,528
County of Johnson, Internal
Improvement, Series A (GO)
4.00%, 09/01/34 (c) 750 769,226
Kansas Development Finance
Authority, Adventhealth
Hospital, Series B (RB)
5.00%, 11/15/54 (p) 2,450 2,785,039
State of Kansas, Department of
Transportation, Series A (RB)
5.00%, 09/01/32 (c) 1,165 1,247,587

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Kansas (continued)
University of Kansas Hospital
Authority (RB)
4.00%, 09/01/40 (c) $ 2,000 $ 1,961,595
7,281,975
Kentucky : 0.5%
Kentucky Public Energy
Authority, Gas Supply, Series
A-1 (RB)
4.00%, 08/01/52 (c) (p) 1,200 1,202,389
5.25%, 04/01/54 (c) (p) 3,000 3,260,532
Kentucky State Property and
Building Commission, Project
No. 119 (RB) (BAM)
5.00%, 05/01/34 (c) 3,285 3,554,963
Louisville and Jefferson County,
Metro Government, Norton
Healthcare, Inc., Series A (RB)
4.00%, 10/01/36 (c) 1,000 1,000,919
5.00%, 10/01/31 (c) 290 301,524
University of Kentucky, Series
A (RB)
3.00%, 10/01/35 (c) 770 723,708
4.00%, 10/01/30 (c) 500 509,728
10,553,763
Louisiana : 0.9%
Ascension Parish-Wide School
District (GO)
4.00%, 03/01/39 (c) 1,000 1,021,118
Jefferson Sales Tax District,
Parish of Jefferson, Series B
(RB) (AGM)
4.00%, 12/01/37 (c) 1,300 1,340,847
5.00%, 12/01/33 (c) 615 680,710
Jefferson Sales Tax District,
Series B (RB) (AGM)
4.00%, 12/01/35 (c) 500 524,156
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Series B (RB)
2.50%, 04/01/36 (c) 1,455 1,210,533
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Westlake Chemical
Corp. Project (RB)
3.50%, 11/01/32 (c) 5,040 4,822,950
Louisville Public Facilities
Authority, Tulane University,
Series A (RB)
5.00%, 10/15/36 (c) 1,000 1,159,842
State of Louisiana, Series A
(GO)
5.00%, 03/01/33 (c) 930 1,056,292
5.00%, 03/01/32 (c) 750 869,948
5.00%, 03/01/38 (c) 1,000 1,125,111
5.00%, 04/01/36 (c) 1,000 1,193,042
5.00%, 04/01/35 (c) 1,000 1,199,225
Par
(000’s) Value
Louisiana (continued)
State of Louisiana, Series A
(GO) (BAM)
5.00%, 03/01/34 (c) $ 910 $ 1,031,056
17,234,830
Maryland : 2.1%
City of Baltimore, Wastewater
Project, Series C (RB)
5.00%, 07/01/39 (c) 1,500 1,516,121
County of Baltimore (GO)
4.00%, 03/01/34 (c) 1,140 1,224,036
4.00%, 03/01/39 (c) 2,055 2,159,437
5.00%, 03/01/30 945 1,085,524
County of Baltimore (GO) (AGC)
4.00%, 03/01/34 (c) 1,925 2,027,315
County of Baltimore (GO) (CA
MTG INS)
4.00%, 03/01/36 (c) 2,420 2,525,492
County of Montgomery, Series
A (GO)
3.00%, 08/01/32 (c) 750 742,299
County of Montgomery, Series
C (GO)
4.00%, 10/01/30 (c) 1,070 1,119,881
Maryland Department of
Transportation (RB)
3.00%, 09/01/31 (c) 500 487,434
Prince George's County, Public
Improvement, Series A (GO)
5.00%, 07/15/36 (c) 2,500 2,735,030
5.00%, 08/01/35 (c) 2,500 3,021,873
5.00%, 08/01/34 (c) 1,500 1,821,714
Prince George's County, Public
Improvement, Series A (GO)
(SAW)
4.00%, 07/15/30 (c) 1,000 1,056,187
State of Maryland (GO)
4.00%, 06/01/30 (c) 1,500 1,503,015
State of Maryland State, Series
A (GO)
5.00%, 08/01/35 (c) 1,000 1,147,434
State of Maryland, Department
of Transportation (RB)
3.00%, 11/01/30 (c) 520 508,402
3.12%, 05/01/31 (c) 855 844,268
State of Maryland, Department
of Transportation (RB) (SAW)
2.12%, 10/01/31 (c) 2,340 2,091,102
State of Maryland, Department
of Transportation, Series A
(RB)
2.12%, 10/01/36 (c) 2,000 1,639,658
State of Maryland, Department
of Transportation, Series B
(RB)
4.00%, 05/01/30 (c) 750 789,419
State of Maryland, State and
Local Facilities Loan (GO)
4.00%, 08/01/32 (c) 530 553,082
5.00%, 03/15/32 (c) 3,000 3,357,044

Par
(000’s) Value
Maryland (continued)
5.00%, 08/01/30 (c) $ 1,000 $ 1,109,134
State of Maryland, State and
Local Facilities Loan, Series
A (GO)
3.00%, 08/01/31 (c) 1,000 998,466
5.00%, 03/15/31 (c) 3,500 4,019,311
Washington Suburban
Sanitary District, Maryland
Consolidated Public
Improvement (GO)
5.00%, 06/01/34 (c) 1,650 1,727,178
41,809,856
Massachusetts : 3.4%
City of Boston, Series A (GO)
5.00%, 11/01/39 (c) 2,000 2,327,612
Commonwealth of
Massachusetts (RB) (BAM-
TCRS NATL)
5.50%, 01/01/34 3,000 3,609,542
Commonwealth of
Massachusetts (RB) (NATL)
5.50%, 01/01/34 1,000 1,173,479
Commonwealth of
Massachusetts
Transportation Fund, Series
A (RB)
5.00%, 06/01/33 (c) 1,275 1,283,517
Commonwealth of
Massachusetts, Accelerated
Bridge Program, Series A (RB)
5.00%, 06/01/35 (c) 980 986,296
Commonwealth of
Massachusetts, Series A (GO)
5.00%, 01/01/40 (c) 1,500 1,736,638
5.00%, 10/01/31 3,000 3,525,870
Commonwealth of
Massachusetts, Series B (GO)
5.00%, 07/01/31 (c) 600 631,274
5.00%, 07/01/34 (c) 1,860 1,949,888
Commonwealth of
Massachusetts, Series C (GO)
3.00%, 02/01/31 (c) 400 399,811
5.00%, 05/01/34 (c) 350 351,255
5.00%, 05/01/31 (c) 2,000 2,007,173
5.00%, 05/01/30 1,000 1,146,119
Commonwealth of
Massachusetts, Series C (GO)
(AGM)
5.00%, 05/01/31 2,665 3,109,642
Commonwealth of
Massachusetts, Series D (GO)
4.00%, 11/01/37 (c) 2,000 2,094,362
4.00%, 05/01/35 (c) 1,165 1,217,963
5.00%, 07/01/36 (c) 365 411,438
Commonwealth of
Massachusetts, Series D (GO)
(SBG)
5.00%, 07/01/38 (c) 2,000 2,221,922
Par
(000’s) Value
Massachusetts (continued)
Commonwealth of
Massachusetts, Series E (GO)
3.00%, 11/01/33 (c) $ 1,275 $ 1,235,147
4.00%, 04/01/33 (c) 1,000 1,006,159
4.00%, 04/01/38 (c) 1,000 1,000,873
4.00%, 09/01/39 (c) 3,000 3,007,277
5.00%, 11/01/32 (c) 1,000 1,150,334
5.00%, 09/01/37 (c) 1,010 1,098,686
Commonwealth of
Massachusetts, Series E (GO)
(AGM)
5.00%, 05/01/31 (c) 1,100 1,107,579
Commonwealth of
Massachusetts,
Transportation Fund, Series
A (GO)
5.00%, 12/01/33 (c) 500 528,428
Commonwealth of
Massachusetts,
Transportation Fund, Series
A (RB)
5.00%, 06/01/37 (c) 800 913,731
Massachusetts Bay
Transportation Authority
Sales Tax, Series A-1 (RB)
4.00%, 07/01/38 (c) 2,000 2,092,732
5.00%, 07/01/40 (c) 1,000 1,153,556
Massachusetts Department of
Transportation, Metropolitan
Highway System, Series A
(RB) (SAW)
5.00%, 01/01/32 (c) 1,000 1,111,155
Massachusetts Development
Finance Agency, Beth Israel
Lahey Health Issue, Series K
(RB)
5.00%, 07/01/35 (c) 255 277,497
Massachusetts Development
Finance Agency, Children's
Hospital, Series T (RB)
5.00%, 03/01/34 (c) 1,000 1,199,200
Massachusetts Development
Finance Agency, Harvard
University Issue, Series A (RB)
4.00%, 07/15/36 (c) 2,000 2,035,716
5.00%, 07/15/34 (c) 480 504,860
5.00%, 07/15/33 (c) 6,300 6,632,419
Massachusetts Development
Finance Agency, Partners
Healthcare System, Series S
(RB)
4.00%, 07/01/35 (c) 1,500 1,534,839
Massachusetts Development
Finance Agency, Suffolk
University (RB)
5.00%, 07/01/35 (c) 500 518,076

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Massachusetts (continued)
Massachusetts School Building
Authority, Dedicated Sales
Tax, Series C (RB)
5.00%, 08/15/37 (c) $ 1,150 $ 1,177,790
Massachusetts Water
Resources Authority, Series B
(RB) (AGM)
5.25%, 08/01/30 2,000 2,345,758
Massachusetts Water
Resources Authority, Series
C (RB)
5.00%, 08/01/31 (c) 2,115 2,281,949
The Commonwealth of
Massachusetts, Series A (GO)
5.00%, 03/01/36 (c) 1,000 1,210,969
University of Massachusetts
Building Authority (RB)
5.00%, 11/01/30 (c) 1,020 1,109,347
5.00%, 11/01/34 (c) 750 847,113
5.00%, 05/01/34 (c) 1,220 1,366,707
University of Massachusetts
Building Authority (RB) (SD
CRED PROG)
5.00%, 11/01/32 (c) 500 567,537
69,199,235
Michigan : 1.4%
Detroit City School District,
Series A (GO) (AGM)
5.25%, 05/01/32 2,220 2,587,230
6.00%, 05/01/29 3,185 3,513,232
Great Lakes Water Authority,
Sewage Disposal System,
Senior Lien, Series B (RB)
5.00%, 07/01/31 (c) 570 596,953
5.00%, 07/01/33 (c) 290 303,095
5.00%, 07/01/30 (c) 500 523,682
Great Lakes Water Authority,
Sewage Disposal System,
Senior Lien, Series C (RB)
5.00%, 07/01/33 (c) 1,025 1,071,286
Kalamazoo Michigan Hospital
Facilities, Bronson Healthcare
Group (RB)
4.00%, 05/15/36 (c) 2,000 2,014,356
Michigan Finance Authority
Hospital, McLaren Health
Care, Series A (RB)
5.00%, 05/15/38 (c) 1,500 1,517,796
Michigan Finance Authority,
Henry Ford Health System
(RB)
3.00%, 11/15/33 (c) 355 347,627
Michigan Finance Authority,
Local Government Loan
Program, Series H-1 (RB)
5.00%, 10/01/34 (c) 725 728,893
Par
(000’s) Value
Michigan (continued)
Michigan Finance Authority,
Trinity Health Credit Group,
Series A (RB)
4.00%, 12/01/40 (c) $ 1,000 $ 1,002,108
5.00%, 12/01/34 (c) 2,000 2,125,305
5.00%, 12/01/35 (c) 585 619,421
Michigan State Housing
Development Authority,
Series A (RB)
4.30%, 10/01/40 (c) 725 726,388
Michigan State Housing
Development Authority,
Series B (RB)
4.50%, 12/01/38 (c) 1,500 1,564,716
Michigan State University,
Series A (RB)
5.00%, 08/15/40 (c) 2,000 2,036,963
State of Michigan, Building
Authority, Series I (RB)
5.00%, 10/15/32 (c) 570 599,461
State of Michigan,
Environmental Program (GO)
3.00%, 05/01/30 (c) 410 408,211
State of Michigan,
Environmental Program,
Series A (GO)
3.00%, 05/15/36 (c) 750 709,770
State of Michigan, Housing
Development Authority,
Single-Family Mortgage,
Series B (RB)
3.10%, 12/01/31 (c) 1,370 1,323,763
State of Michigan, Trunk Line
Fund (RB)
5.00%, 11/15/36 (c) 1,000 1,200,074
State of Michigan, Trunk Line
Fund, Series A (RB)
5.00%, 11/15/35 (c) 1,900 2,217,290
27,737,620
Minnesota : 0.8%
County of Hennepin, Minnesota
First Lien Sales Tax, Series A
(RB)
5.00%, 12/15/31 (c) 1,000 1,053,041
Minneapolis-St. Paul
Metropolitan Airports
Commission, Series B (RB)
5.00%, 01/01/30 (c) 515 546,277
5.00%, 01/01/31 (c) 325 344,231
Minnesota Agricultural &
Economic Development
Board (RB)
5.00%, 01/01/38 (c) 1,000 1,146,950
Minnesota Public Facilities
Authority, Series A (RB)
5.00%, 03/01/33 (c) 1,500 1,559,736
5.00%, 03/01/31 1,000 1,163,453

Par
(000’s) Value
Minnesota (continued)
Regents of the University of
Minnesota, Series B (RB)
5.00%, 12/01/31 (c) $ 1,000 $ 1,079,684
State of Minnesota, Various
Purpose, Series A (GO)
5.00%, 08/01/33 (c) 1,000 1,131,386
5.00%, 08/01/36 (c) 1,000 1,119,063
5.00%, 08/01/36 (c) 2,000 2,276,571
5.00%, 08/01/37 (c) 2,000 2,263,912
State of Minnesota, Various
Purpose, Series D (GO)
3.00%, 10/01/30 (c) 1,000 1,002,193
White Bear Lake, independent
School District No. 624, Series
A (GO) (SD CRED PROG)
3.00%, 02/01/33 (c) 1,000 993,755
15,680,252
Mississippi : 0.1%
State of Mississippi, Series A
(RB)
5.00%, 10/15/34 (c) 1,000 1,059,010
5.00%, 10/15/32 (c) 400 427,057
5.00%, 10/15/36 (c) 550 577,347
2,063,414
Missouri : 0.5%
City of Springfield, Public Utility
(RB)
4.00%, 08/01/31 (c) 1,000 1,012,509
County of St. Louis, Hazewood
School District, Series A (GO)
(BAM)
5.00%, 03/01/38 (c) 1,000 1,133,073
Curators of the University of
Missouri, Series B (RB)
5.00%, 11/01/30 1,400 1,620,135
Missouri Joint Municipal Electric
Utility Commission, Prairie
State Project, Series A (RB)
4.00%, 12/01/32 (c) 685 697,968
Springfield School District No.
R-12 (GO)
4.00%, 03/01/34 (c) 650 685,726
Springfield School District No.
R-12 (GO) (SAW)
4.00%, 03/01/35 (c) 2,415 2,537,989
5.00%, 03/01/36 (c) 450 496,407
St. Louis School District, Board
of Education (GO) (AGM)
5.00%, 04/01/37 (c) 1,000 1,136,704
9,320,511
Nebraska : 0.5%
Central Plains Energy Project,
Gas Project Crossover No. 3,
Series A (RB)
5.00%, 09/01/32 1,280 1,379,983
5.00%, 09/01/34 4,300 4,684,207
5.00%, 09/01/35 2,000 2,189,290
Par
(000’s) Value
Nebraska (continued)
Nebraska Public Power District,
Series B (RB)
5.00%, 01/01/37 (c) $ 1,000 $ 1,025,402
9,278,882
Nevada : 0.9%
Clark County School District,
Limited Tax, Series A (GO)
5.00%, 06/15/40 (c) 1,000 1,119,253
Clark County, Nevada Airport
System, Series A-2 (RB)
5.00%, 07/01/30 (c) 1,000 1,005,386
5.00%, 07/01/35 (c) 1,500 1,507,738
Clark County, Nevada Limited
Tax, Flood Control (GO)
4.00%, 11/01/33 (c) 1,675 1,694,298
Clark County, Nevada
McCarran International
Airport, Passenger Facility,
Series E (RB)
5.00%, 07/01/32 (c) 470 523,637
Clark County, School District,
Series A (GO) (AGM)
5.00%, 06/15/32 (c) 1,000 1,129,622
5.00%, 06/15/34 (c) 915 1,029,767
Clark County, School District,
Series B (GO) (BAM)
3.00%, 06/15/38 (c) 1,500 1,334,966
Clark County, School District,
Series C (GO)
5.00%, 06/15/32 (c) 1,050 1,125,415
Clark County, Transportation
Improvement, Limited Tax,
Series B (GO)
4.00%, 12/01/39 (c) 2,245 2,291,894
County of Clark, Motor Vehicle
Fuel Tax (RB) (AGM)
4.00%, 07/01/40 (c) 1,105 1,125,343
Las Vegas Valley Water District,
Series C (GO)
3.00%, 06/01/32 (c) 1,000 987,967
State of Nevada, Highway
Improvement, Motor Vehicle
Fuel Tax (RB)
4.00%, 12/01/33 (c) 1,000 1,029,660
State of Nevada, Highway
Improvement, Motor Vehicle
Fuel Tax (RB) (AGM)
3.38%, 12/01/34 (c) 325 326,515
4.00%, 12/01/32 (c) 760 792,420
4.00%, 12/01/33 (c) 760 790,138
17,814,019
New Jersey : 3.8%
Casino Reinvestment
Development Authority,
Luxury Tax (RB)
5.25%, 11/01/39 (c) 1,210 1,218,558

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Jersey (continued)
County of Camden, Board of
Education of Township of
Cherry Hill (GO)
4.00%, 08/01/37 (c) $ 1,500 $ 1,562,964
4.00%, 08/01/35 (c) 1,000 1,055,505
County of Hudson (GO)
2.00%, 11/15/35 (c) 685 568,493
2.00%, 11/15/34 (c) 2,000 1,689,971
2.12%, 11/15/36 (c) 265 217,961
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series A (RB) (BAM)
3.12%, 07/01/31 (c) 755 747,719
New Jersey Economic
Development Authority, New
Jersey Transit Transportation
Project, Series A (RB) (AGM)
5.00%, 11/01/33 (c) 1,000 1,109,786
New Jersey Economic
Development Authority,
School Facilities Construction,
Series AAA (RB)
5.50%, 06/15/33 (c) 380 410,160
New Jersey Economic
Development Authority,
School Facilities Construction,
Series LLL (RB)
5.00%, 06/15/36 (c) 1,250 1,372,834
5.00%, 06/15/37 (c) 1,970 2,151,422
New Jersey Economic
Development Authority,
School Facilities Construction,
Series MMM (RB)
4.00%, 06/15/36 (c) 1,080 1,113,468
New Jersey Economic
Development Authority,
School Facilities Construction,
Series QQQ (RB)
4.00%, 06/15/36 (c) 2,455 2,550,240
4.00%, 06/15/39 (c) 1,000 1,019,924
New Jersey Economic
Development Authority, State
House Project, Series B (RB)
5.00%, 06/15/33 (c) 315 344,449
New Jersey Educational
Facilities Authority, Princeton
University, Series C (RB)
2.00%, 03/01/37 (c) 1,975 1,601,002
2.00%, 03/01/38 (c) 2,000 1,556,558
2.00%, 03/01/36 (c) 1,000 834,363
New Jersey Educational
Facilities Authority, Princeton
University, Series I (RB)
5.00%, 07/01/32 (c) 500 540,067
New Jersey Health Care
Facilities Financing Authority,
Inspira Health, Series A (RB)
3.38%, 07/01/34 (c) 360 357,319
Par
(000’s) Value
New Jersey (continued)
New Jersey Health Care
Facilities Financing Authority,
Robert Wood Jonson
University Hospital, Series A
(RB)
5.25%, 07/01/35 (c) $ 2,355 $ 2,367,300
New Jersey Health Care
Facilities Financing Authority,
Valley Health System (RB)
5.00%, 07/01/31 (c) 1,000 1,097,929
New Jersey State Turnpike
Authority, Series B (RB)
5.00%, 01/01/33 (c) 1,080 1,170,480
5.00%, 01/01/34 (c) 2,900 3,141,418
New Jersey Transportation
Trust Fund Authority, Series
A (RB)
4.00%, 12/15/31 (c) 2,830 2,940,797
4.25%, 06/15/40 (c) 3,045 3,155,487
5.00%, 12/15/33 (c) 1,395 1,520,303
5.00%, 12/15/36 (c) 1,000 1,075,222
5.00%, 12/15/34 (c) 1,100 1,194,301
5.00%, 06/15/30 (c) 435 454,103
New Jersey Transportation
Trust Fund Authority, Series
A-1 (RB)
4.10%, 06/15/31 (c) 780 796,375
New Jersey Transportation
Trust Fund Authority, Series
AA (RB)
4.00%, 06/15/39 (c) 1,000 1,019,924
4.12%, 06/15/39 (c) 1,000 1,006,822
4.75%, 06/15/38 (c) 2,950 2,994,175
5.00%, 06/15/40 (c) 1,000 1,127,773
New Jersey Transportation
Trust Fund Authority, Series
BB (RB)
4.00%, 06/15/36 (c) 1,045 1,088,146
New Jersey Transportation
Trust Fund Authority, Series
D (RB)
5.00%, 06/15/32 (c) 1,720 1,737,583
New Jersey Turnpike Authority,
Series A (RB)
5.00%, 01/01/34 (c) 4,000 4,021,048
New Jersey Turnpike Authority,
Series G (RB)
5.00%, 01/01/36 (c) 3,000 3,237,476
New Jersey Turnpike Authority,
Series G (RB) (AGM)
4.00%, 01/01/33 (c) 2,130 2,214,748
State of New Jersey, Various
Purposes (GO)
2.00%, 06/01/30 (c) 3,000 2,743,942
2.00%, 06/01/34 (c) 3,000 2,530,389
2.00%, 06/01/36 (c) 3,000 2,420,675
5.00%, 06/01/38 (c) 5,000 5,473,318

Par
(000’s) Value
New Jersey (continued)
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/31 (c) $ 500 $ 537,534
5.00%, 06/01/32 (c) 2,755 2,960,716
76,050,747
New Mexico : 0.1%
State of New Mexico (GO)
5.00%, 03/01/33 1,000 1,201,854
Underline
New York : 18.5%
Battery Park City Authorization,
Series B (RB)
5.00%, 11/01/36 (c) 1,000 1,199,863
City of New York Trust for
Cultural Resources, Lincoln
Center for Performing Arts
Inc., Series A (RB)
4.00%, 12/01/34 (c) 3,000 3,136,500
City of New York, Housing
Development Corp., Series
G-1 (RB)
3.10%, 11/01/32 (c) 500 480,211
City of New York, Series A (GO)
4.00%, 08/01/34 (c) 485 495,359
4.00%, 08/01/38 (c) 600 624,181
5.00%, 08/01/37 (c) 1,000 1,170,802
5.00%, 09/01/34 (c) 2,170 2,577,765
City of New York, Series A-1
(GO)
5.00%, 09/01/37 (c) 2,000 2,310,959
City of New York, Series B-1
(GO)
5.00%, 10/01/32 (c) 1,125 1,267,002
5.00%, 10/01/31 (c) 500 563,800
5.00%, 11/01/30 1,000 1,155,221
5.00%, 12/01/30 (c) 395 417,414
5.25%, 10/01/40 (c) 1,575 1,820,664
City of New York, Series C (GO)
5.00%, 08/01/33 (c) 1,165 1,186,199
City of New York, Series D-1
(GO) (BAM)
5.00%, 03/01/37 (c) 1,565 1,748,931
City of New York, Series E (GO)
5.00%, 04/01/37 (c) 1,000 1,168,909
5.00%, 08/01/30 (c) 540 566,675
City of New York, Series E-1
(GO)
5.00%, 03/01/32 (c) 1,015 1,102,658
5.00%, 03/01/39 (c) 2,000 2,137,535
5.25%, 03/01/31 (c) 1,500 1,645,643
5.25%, 03/01/34 (c) 1,000 1,093,915
City of New York, Series F-1
(GO)
5.00%, 04/01/39 (c) 1,435 1,535,543
5.00%, 08/01/37 (c) 1,000 1,170,802
5.00%, 08/01/38 (c) 1,000 1,160,919
5.00%, 08/01/36 (c) 1,000 1,182,566
5.00%, 08/01/39 (c) 1,330 1,536,676
Par
(000’s) Value
New York (continued)
City of New York, Series I-1 (GO)
4.25%, 03/01/35 (c) $ 2,000 $ 2,000,651
City of New York, Series L (GO)
5.00%, 04/01/32 (c) 655 730,891
City of New York, Series L-5
(GO)
5.00%, 04/01/34 (c) 1,865 2,164,876
City of New York, Series L-6
(GO)
5.00%, 04/01/30 (c) 1,000 1,120,331
County of Broome, Local
Development Corp., United
Health Services Hospitals, In.
Project (RB) (AGM)
4.00%, 04/01/40 (c) 925 928,943
County of Monroe, Industrial
Development Corp.,
Rochester Regional Health
Project, Series A (RB)
3.00%, 12/01/37 (c) 865 704,213
County of Nassau, Interim
Finance Authority, Public
Benefit Corp., Series A (RB)
4.00%, 11/15/35 (c) 1,000 1,086,752
5.00%, 11/15/35 (c) 1,500 1,764,583
County of Suffolk, New York
Water System, Series A (RB)
5.00%, 06/01/36 (c) 1,515 1,664,443
County of Suffolk, Public
Improvement, Series C (GO)
4.00%, 09/01/36 (c) 1,000 1,042,905
5.00%, 09/01/35 (c) 1,500 1,690,114
Hudson Yards Infrastructure
Corp., Series A (RB)
5.00%, 02/15/31 (c) 1,400 1,486,559
5.00%, 02/15/32 (c) 1,700 1,803,147
5.00%, 02/15/30 (c) 1,000 1,063,606
5.00%, 02/15/33 (c) 460 487,870
Long Island Power Authority,
Electric System (RB)
5.00%, 09/01/33 (c) 750 811,724
5.00%, 09/01/31 (c) 305 330,369
5.00%, 09/01/32 (c) 500 541,320
Long Island Power Authority,
Electric System, Series A (RB)
3.00%, 09/01/36 (c) 450 440,211
5.00%, 09/01/36 (c) 1,500 1,715,649
Long Island Power Authority,
Electric System, Series B (RB)
5.00%, 09/01/36 (c) 2,000 2,093,982
Metropolitan Transportation
Authority, Series A (RB)
4.00%, 11/15/33 (c) 340 343,437
Metropolitan Transportation
Authority, Series A-2 (RB)
5.00%, 11/15/45 (p) 4,935 5,334,125
Metropolitan Transportation
Authority, Series B-2 (RB)
5.00%, 11/15/33 (c) 1,185 1,278,785

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
Metropolitan Transportation
Authority, Series C-1 (RB)
4.00%, 11/15/32 (c) $ 1,980 $ 2,025,343
4.00%, 11/15/34 (c) 395 401,348
5.00%, 11/15/31 (c) 1,445 1,556,101
5.00%, 11/15/30 (c) 1,540 1,660,986
5.00%, 11/15/34 (c) 810 868,301
5.00%, 11/15/33 (c) 2,540 2,728,455
Metropolitan Transportation
Authority, Series C-2 (RB)
0.00%, 11/15/33 ^ 1,035 736,910
Metropolitan Transportation
Authority, Series D (RB)
3.12%, 11/15/35 (c) 265 242,735
4.00%, 11/15/32 (c) 400 405,884
5.00%, 11/15/32 (c) 1,570 1,688,553
5.00%, 11/15/33 (c) 535 574,694
5.00%, 11/15/30 (c) 1,085 1,170,240
Metropolitan Transportation
Authority, Series D-1 (RB)
(BAM)
5.00%, 11/15/33 (c) 2,000 2,053,149
Metropolitan Transportation
Authority, Series E (RB)
5.00%, 11/15/30 1,000 1,123,674
New York City Housing
Development Corp., Multi-
Family Housing, Series A (RB)
(AGC)
2.90%, 11/01/37 (c) 1,000 900,737
New York City Housing
Development Corp., Multi-
Family Housing, Series A-1-C
(RB)
2.35%, 11/01/35 (c) 1,100 924,634
New York City Housing
Development Corp., Multi-
Family Housing, Series F-1
(RB) (FHA 542(C))
2.10%, 11/01/36 (c) 2,000 1,573,646
New York City Housing
Development Corp., Multi-
Family Housing, Series I-1
(RB)
2.35%, 11/01/40 (c) 525 405,517
New York City Industrial
Development Agency,
Queens Baseball Stadium
Project, Series A (RB) (AGM)
2.00%, 01/01/38 (c) 1,250 920,351
4.00%, 01/01/32 (c) 500 527,345
5.00%, 01/01/31 2,700 3,049,628
New York City Industrial
Development Agency, Yankee
Stadium Project, Series A (RB)
(AGM)
4.00%, 03/01/32 (c) 2,500 2,622,162
4.00%, 03/01/31 (c) 2,765 2,903,178
5.00%, 03/01/30 2,145 2,402,014
Par
(000’s) Value
New York (continued)
New York City Municipal Water
Finance Authority, Series AA
(RB)
5.00%, 06/15/32 (c) $ 1,000 $ 1,138,690
5.00%, 06/15/38 (c) 960 1,019,913
New York City Municipal Water
Finance Authority, Series BB
(RB)
5.00%, 06/15/32 (c) 310 332,990
New York City Municipal Water
Finance Authority, Series
CC-1 (RB)
5.00%, 06/15/38 (c) 1,000 1,048,617
New York City Municipal Water
Finance Authority, Series DD
(RB)
5.00%, 06/15/34 (c) 3,685 4,453,763
5.00%, 06/15/34 5,360 6,610,544
New York City Municipal Water
Finance Authority, Series FF-2
(RB)
5.00%, 06/15/33 (c) 500 563,090
New York City Transitional
Finance Authority Building
Aid, Series S (RB) (SAW)
4.00%, 07/15/36 (c) 2,000 2,066,204
4.00%, 07/15/35 (c) 1,015 1,088,242
5.00%, 07/15/40 (c) 1,305 1,319,584
New York City Transitional
Finance Authority Future Tax,
Series A-1 (RB)
5.00%, 05/01/36 (c) 1,000 1,186,439
5.00%, 05/01/37 (c) 1,000 1,174,712
New York City Transitional
Finance Authority Future Tax,
Series F-1 (RB)
5.00%, 02/01/39 (c) 1,000 1,153,366
New York City Transitional
Finance Authority, Building
Aid, Series S-1 (RB) (SAW)
3.00%, 07/15/38 (c) 1,400 1,286,279
4.00%, 07/15/36 (c) 1,375 1,455,755
New York City Transitional
Finance Authority, Building
Aid, Series S-2 (RB) (SAW)
5.00%, 07/15/31 (c) 1,010 1,104,330
New York City Transitional
Finance Authority, Building
Aid, Series S-3 (RB) (SAW)
5.00%, 07/15/35 (c) 1,000 1,084,463
5.00%, 07/15/33 (c) 1,605 1,749,326
New York City Transitional
Finance Authority, Building
Aid, Series S-4 (RB) (SAW)
5.00%, 07/15/33 (c) 500 544,961

Par
(000’s) Value
New York (continued)
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
A (RB)
3.00%, 11/01/37 (c) $ 2,000 $ 1,867,761
5.00%, 11/01/36 (c) 3,000 3,409,330
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
A-1 (RB)
4.00%, 05/01/31 (c) 630 644,452
5.00%, 11/01/32 (c) 1,000 1,178,197
5.00%, 05/01/35 (c) 655 683,706
5.00%, 05/01/34 (c) 880 919,154
5.00%, 05/01/33 (c) 450 470,122
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
B (RB)
4.00%, 08/01/35 (c) 2,000 2,043,158
5.00%, 05/01/36 (c) 1,000 1,195,261
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
B-1 (RB)
4.00%, 08/01/39 (c) 1,190 1,215,722
5.00%, 11/01/34 (c) 2,980 2,989,892
5.00%, 11/01/32 (c) 1,065 1,136,884
5.00%, 08/01/32 (c) 1,345 1,354,596
5.00%, 08/01/31 (c) 690 725,107
5.00%, 08/01/32 (c) 540 567,341
5.00%, 08/01/33 (c) 895 940,095
5.00%, 08/01/34 (c) 350 375,066
5.00%, 08/01/32 (c) 1,000 1,073,201
5.00%, 08/01/34 (c) 780 854,475
5.00%, 08/01/31 (c) 1,000 1,151,462
5.00%, 08/01/34 (c) 1,000 1,170,734
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
C (RB)
5.00%, 11/01/33 (c) 900 960,411
5.00%, 11/01/30 (c) 2,280 2,435,569
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
C-1 (RB)
4.00%, 05/01/39 (c) 1,690 1,723,161
4.00%, 05/01/40 (c) 775 779,956
5.00%, 05/01/37 (c) 2,500 2,829,660
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
D-1 (RB)
4.00%, 11/01/38 (c) 1,500 1,548,048
Par
(000’s) Value
New York (continued)
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
E-1 (RB)
5.00%, 02/01/35 (c) $ 1,195 $ 1,216,037
5.00%, 02/01/31 (c) 1,500 1,559,486
5.00%, 02/01/39 (c) 1,710 1,791,881
5.00%, 02/01/30 (c) 1,190 1,264,436
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
G-1 (RB)
4.00%, 11/01/30 6,000 6,549,091
New York City Transitional
Finance Authority, Series C
(RB)
5.00%, 05/01/33 1,000 1,202,163
New York City Transitional
Finance Authority, Series D
(RB)
5.00%, 11/01/36 (c) 1,000 1,197,876
5.00%, 11/01/39 (c) 4,300 5,033,518
New York City Water and Sewer
System, Series AA (RB)
5.00%, 06/15/40 (c) 2,000 2,189,399
New York City Water and Sewer
System, Series AA-2 (RB)
3.00%, 06/15/40 (c) 660 589,201
New York City Water and Sewer
System, Series EE (RB) (AGC)
5.00%, 06/15/40 (c) 800 869,842
New York Liberty Development
Corp., Goldman Sachs
Headquarters LLC (RB)
5.25%, 10/01/35 1,000 1,179,094
New York State Dormitory
Authority, Memorial Sloan-
Kettering Cancer Center,
Series 1 (RB)
4.00%, 07/01/37 (c) 1,000 1,038,449
New York State Dormitory
Authority, Montefiore
Medical Center, Series A (RB)
5.00%, 08/01/30 (c) 1,000 1,045,647
New York State Dormitory
Authority, New York
University, Series A (RB)
5.00%, 07/01/30 (c) 3,000 3,084,865
5.00%, 07/01/33 (c) 1,140 1,226,638
5.00%, 07/01/40 (c) 400 429,436
5.00%, 07/01/32 (c) 385 423,680
New York State Dormitory
Authority, New York
University, Series A (RB) (AGC)
5.00%, 03/15/38 (c) 1,250 1,336,328
New York State Dormitory
Authority, Sales Tax, Series
A (RB)
5.00%, 03/15/34 (c) 2,150 2,153,815

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
5.00%, 03/15/38 (c) $ 1,310 $ 1,311,641
5.00%, 03/15/37 (c) 1,000 1,171,031
5.00%, 03/15/40 (c) 1,500 1,710,045
5.00%, 03/15/36 (c) 2,000 2,370,663
New York State Dormitory
Authority, School Districts
Bond Financing Program,
Series A (RB) (AGM)
4.00%, 10/01/35 (c) 1,315 1,374,681
New York State Dormitory
Authority, School Districts
Bond Financing Program,
Series A (RB) (AGM-ST AID
WITHHLDG)
5.00%, 10/01/35 (c) 2,040 2,362,445
5.00%, 10/01/36 (c) 1,000 1,148,411
New York State Dormitory
Authority, School Districts
Bond Financing Program,
Series A (RB) (SAW)
5.00%, 10/01/32 (c) 1,200 1,263,950
5.00%, 10/01/30 (c) 1,325 1,399,100
New York State Dormitory
Authority, State Personal
Income Tax, Series A (RB)
3.00%, 03/15/38 (c) 3,120 2,893,823
4.00%, 02/15/36 (c) 1,235 1,262,176
4.00%, 02/15/35 (c) 2,475 2,542,695
4.00%, 02/15/33 (c) 1,000 1,035,488
4.00%, 03/15/37 (c) 1,075 1,122,468
4.00%, 03/15/38 (c) 2,795 2,889,624
4.00%, 03/15/37 (c) 1,135 1,182,051
5.00%, 02/15/32 (c) 595 632,885
5.00%, 02/15/31 (c) 2,115 2,250,842
5.00%, 03/15/35 (c) 1,950 2,175,436
5.00%, 03/15/34 (c) 2,370 2,649,431
5.00%, 03/15/36 (c) 3,910 4,342,840
5.00%, 03/15/30 1,000 1,143,430
5.00%, 02/15/39 (c) 2,000 2,068,760
5.00%, 03/15/39 (c) 2,000 2,292,167
5.25%, 03/15/38 (c) 1,305 1,427,999
New York State Dormitory
Authority, State Personal
Income Tax, Series B (RB)
5.00%, 02/15/34 (c) 1,095 1,114,640
5.00%, 02/15/37 (c) 2,270 2,418,522
5.00%, 02/15/31 (c) 2,000 2,150,697
New York State Dormitory
Authority, State Personal
Income Tax, Series C (RB)
5.00%, 03/15/30 (c) 385 385,866
New York State Dormitory
Authority, State Personal
Income Tax, Series D (RB)
5.00%, 02/15/33 (c) 2,000 2,274,849
5.00%, 02/15/30 1,150 1,312,930
5.00%, 02/15/32 (c) 940 984,646
Par
(000’s) Value
New York (continued)
New York State Dormitory
Authority, State Personal
Income Tax, Series E (RB)
4.00%, 03/15/37 (c) $ 2,000 $ 2,099,157
4.00%, 03/15/40 (c) 1,000 1,020,353
4.00%, 03/15/38 (c) 1,500 1,556,979
5.00%, 03/15/30 (c) 3,000 3,089,967
New York State Dormitory
Authority, State Sales Tax,
Series A (RB)
5.00%, 03/15/30 (c) 340 340,723
5.00%, 03/15/33 (c) 1,000 1,064,274
5.00%, 03/15/31 (c) 515 550,517
5.00%, 03/15/30 (c) 305 326,406
5.00%, 03/15/34 (c) 2,110 2,238,619
New York State Dormitory
Authority, State Sales Tax,
Series C (RB)
5.00%, 03/15/35 (c) 1,970 2,128,323
5.00%, 03/15/31 (c) 520 565,477
New York State Environmental
Facilities Corp., Municipal
Water Finance Authority
Projects, Series A (RB)
5.00%, 06/15/33 (c) 2,000 2,011,666
5.00%, 06/15/30 (c) 765 803,646
5.00%, 06/15/32 (c) 415 434,991
New York State Environmental
Facilities Corp., Municipal
Water Finance Authority
Projects, Series B (RB)
4.00%, 06/15/37 (c) 1,530 1,589,602
5.00%, 06/15/36 (c) 1,250 1,398,585
New York State Environmental
Facilities Corp., Municipal
Water Finance Authority
Projects, Series E (RB)
3.00%, 06/15/32 (c) 495 498,433
5.00%, 06/15/33 (c) 1,000 1,079,088
5.00%, 06/15/34 (c) 500 539,306
New York State Housing
Finance Agency, Series H (RB)
(AGM)
2.10%, 11/01/35 (c) 835 670,927
New York State Thruway
Authority, Personal Income
Tax, Series A-1 (RB)
4.00%, 03/15/40 (c) 525 535,852
New York State Thruway
Authority, Series A (RB)
5.00%, 01/01/31 (c) 650 673,955
5.00%, 01/01/33 (c) 600 621,886
New York State Thruway
Authority, Series B (RB) (AGM)
4.00%, 01/01/37 (c) 800 825,182
4.00%, 01/01/39 (c) 3,155 3,194,417
New York State Thruway
Authority, Series K (RB)
5.00%, 01/01/31 (c) 2,500 2,538,271

Par
(000’s) Value
New York (continued)
5.00%, 01/01/32 (c) $ 4,335 $ 4,397,442
New York State Thruway
Authority, Series L (RB)
3.50%, 01/01/37 (c) 1,120 1,110,118
4.00%, 01/01/36 (c) 2,500 2,562,147
New York State Thruway
Authority, Series P (RB)
5.00%, 01/01/38 (c) 1,000 1,165,792
New York State Thruway
Authority, State Personal
Income, Series A-1 (RB)
5.00%, 03/15/35 (c) 800 924,756
5.00%, 03/15/34 (c) 2,000 2,319,836
New York State Urban
Development Corp., Personal
Income Tax, Series A (RB)
4.00%, 03/15/40 (c) 500 509,988
New York State Urban
Development Corp., State
Personal Income, Series A
(RB)
5.00%, 03/15/30 (c) 750 799,157
5.00%, 03/15/37 (c) 1,475 1,664,705
New York State Urban
Development Corp., State
Personal Income, Series C
(RB)
4.00%, 03/15/34 (c) 1,000 1,071,192
4.00%, 03/15/37 (c) 1,000 1,046,911
5.00%, 03/15/31 (c) 350 376,823
5.00%, 03/15/32 (c) 4,295 4,621,383
New York State Urban
Development Corp., State
Sales Tax, Series A (RB)
3.00%, 03/15/40 (c) 2,500 2,226,335
5.00%, 03/15/35 (c) 1,000 1,126,669
5.00%, 03/15/36 (c) 4,500 5,193,632
New York State, Urban
Development Coporation,
Series B (RB)
5.00%, 03/15/36 (c) 1,000 1,194,482
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project,
Series C (RB)
5.00%, 12/01/30 1,150 1,271,074
5.00%, 12/01/35 (c) 750 815,296
5.00%, 12/01/37 (c) 1,000 1,072,447
Port Authority of New York and
New Jersey, Series 184 (RB)
5.00%, 09/01/30 (c) 2,000 2,017,003
Port Authority of New York and
New Jersey, Series 209 (RB)
5.00%, 07/15/36 (c) 500 543,188
Port Authority of New York and
New Jersey, Series 211 (RB)
5.00%, 09/01/34 (c) 500 548,239
Par
(000’s) Value
New York (continued)
Port Authority of New York and
New Jersey, Series 217 (RB)
5.00%, 11/01/36 (c) $ 500 $ 560,017
Port Authority of New York and
New Jersey, Series 222 (RB)
4.00%, 07/15/37 (c) 3,975 4,183,712
4.00%, 07/15/36 (c) 2,600 2,764,627
5.00%, 07/15/34 (c) 1,000 1,145,372
5.00%, 07/15/35 (c) 1,000 1,140,326
Port Authority of New York and
New Jersey, Series 243 (RB)
5.00%, 12/01/32 1,615 1,945,960
State of New York, Mortgage
Agency, Series 195 (RB)
3.00%, 10/01/31 (c) 615 594,167
State of New York, Mortgage
Agency, Series 205 (RB)
3.12%, 10/01/32 (c) 460 446,961
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series A (RB)
5.00%, 11/15/31 1,000 1,183,177
5.00%, 11/15/34 (c) 1,000 1,204,515
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series B (RB)
5.00%, 05/15/31 1,130 1,325,187
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series C (RB)
5.00%, 05/15/37 (c) 1,225 1,409,289
5.00%, 11/15/36 (c) 3,000 3,583,097
Triborough Bridge and Tunnel
Authority, Series B (RB)
5.00%, 11/15/31 1,000 1,176,189
5.00%, 11/15/37 (c) 1,000 1,055,974
5.00%, 11/15/32 (c) 1,070 1,140,618
5.00%, 11/15/33 (c) 1,255 1,336,521
Troy Capital Resource Corp.,
Rensselaer Polytechnic
Institute Project, Series A (RB)
5.00%, 09/01/37 (c) 500 545,006
5.00%, 09/01/31 (c) 1,795 1,998,676
TSASC, Inc., Tobacco Settlement
Bonds, Series A (RB)
5.00%, 06/01/33 (c) 500 520,486
5.00%, 06/01/35 (c) 845 876,213
Utility Debt Securitization
Authority (RB)
5.00%, 12/15/36 (c) 2,830 2,916,421
5.00%, 12/15/38 (c) 2,000 2,142,900
Utility Debt Securitization
Authority, Series A (RB)
5.00%, 12/15/35 (c) 500 523,149
5.00%, 12/15/33 (c) 2,000 2,101,976
5.00%, 12/15/32 (c) 610 641,390

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
Utility Debt Securitization
Authority, Series E (RB)
5.00%, 12/15/35 (c) $ 2,000 $ 2,390,957
371,050,786
North Carolina : 1.3%
Charlotte-Mecklenburg
Hospital Authority, Atrium
Health Care, Series B (RB)
1.95%, 01/15/48 (p) 1,500 1,364,977
Charlotte-Mecklenburg
Hospital Authority, Atrium
Health Care, Series D (RB)
5.00%, 01/15/49 (p) 3,000 3,441,553
Charlotte-Mecklenburg
Hospital Authority, Carolinas
Healthcare System, Series A
(RB)
4.00%, 01/15/35 (c) 1,925 1,953,847
County of Mecklenburg, Series
A (GO)
4.00%, 04/01/30 (c) 900 928,020
County of Mecklenburg, Series
B (GO)
2.00%, 12/01/30 (c) 250 226,754
County of Wake (RB)
3.00%, 03/01/35 (c) 1,500 1,437,821
North Carolina Charlotte
Douglas International Airport,
Series A (RB)
4.00%, 07/01/38 (c) 1,000 1,033,714
4.00%, 07/01/39 (c) 1,670 1,716,520
North Carolina Housing
Finance Agency Home
Ownership (RB)
4.60%, 07/01/37 (c) 1,000 1,052,945
North Carolina Municipal
Power Agency No. 1, Series
A (RB)
5.00%, 01/01/32 (c) 1,000 1,122,783
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
5.00%, 01/01/32 (c) 500 523,889
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
(AGM)
5.00%, 01/01/32 (c) 380 417,083
North Carolina Turnpike
Authority, Triangle
Expressway System, Series
A (RB)
4.00%, 01/01/34 (c) 360 373,149
4.00%, 01/01/33 (c) 890 923,299
4.00%, 01/01/35 (c) 800 828,089
State of North Carolina,
Department of State
Treasurer, Series B (GO)
2.12%, 06/01/36 (c) 625 525,915
Par
(000’s) Value
North Carolina (continued)
State of North Carolina, Grant
Anticipation Vehicle (RB)
5.00%, 03/01/30 (c) $ 1,500 $ 1,677,841
State of North Carolina, Series
A (GO)
3.00%, 06/01/34 (c) 380 378,055
5.00%, 06/01/30 (c) 1,140 1,258,103
5.00%, 06/01/31 (c) 1,100 1,266,900
State of North Carolina, Series
A (RB)
5.00%, 05/01/31 (c) 1,000 1,123,717
5.00%, 05/01/34 (c) 1,000 1,186,501
State of North Carolina, Series
B (RB)
3.00%, 05/01/31 (c) 800 791,191
University of North Carolina at
Chapel Hill, Series B (RB)
5.00%, 12/01/37 (c) 1,000 1,165,502
26,718,168
Ohio : 1.9%
Akron Bath Copley Joint
Township Hospital District,
Summa Health (RB)
4.00%, 11/15/36 (c) 1,000 976,106
4.00%, 11/15/35 (c) 1,000 986,164
American Municipal Power,
Inc., Spairie State Campus
Project, Series A (RB)
5.00%, 02/15/37 (c) 1,000 1,158,551
American Municipal Power,
Inc., Spairie State Campus
Project, Series A (RB)
(BAM-TCRS)
4.00%, 02/15/34 (c) 1,520 1,618,222
Buckeye Tobacco Settlement
Financing Authority, Series
A-2 (RB)
5.00%, 06/01/33 (c) 500 546,997
5.00%, 06/01/32 (c) 500 547,714
5.00%, 06/01/34 (c) 3,000 3,274,758
City of Columbus, Various
Purpose, Series A (GO)
5.00%, 04/01/30 1,000 1,147,446
City of Columbus, Various
Purpose, Series B (GO)
5.00%, 04/01/31 (c) 1,245 1,394,329
County of Allen, Ohio Hospital
Facilities, Mercy Health,
Series A (RB)
5.00%, 12/01/29 1,250 1,397,070
5.00%, 08/01/30 (c) 1,030 1,112,133
5.00%, 12/01/30 (c) 1,000 1,123,461
County of Butler, Ohio Hospital
Facilities, UC Health (RB)
4.00%, 11/15/37 (c) 1,205 1,133,991
County of Hamilton, Series A
(RB)
4.00%, 12/01/31 (c) 1,000 1,025,603

Par
(000’s) Value
Ohio (continued)
Northeast Ohio Regional Sewer
District (RB)
3.00%, 11/15/35 (c) $ 1,000 $ 956,024
Ohio State University, Series
A (RB)
5.00%, 12/01/29 2,225 2,529,091
Ohio Turnpike and
Infrastructure Commission,
Series A (RB)
5.00%, 02/15/32 (c) 500 543,323
5.00%, 02/15/31 (c) 500 543,883
5.00%, 02/15/30 (c) 1,845 2,009,896
Ohio Water Development
Authority, Drinking Water,
Series A (RB)
5.00%, 12/01/36 (c) 1,335 1,537,088
Ohio Water Development
Authority, Fresh Water (RB)
5.00%, 12/01/37 (c) 1,760 1,958,327
Ohio Water Development
Authority, Water Pollution
Control, Series A (RB)
5.00%, 12/01/31 (c) 2,065 2,210,533
5.00%, 12/01/37 (c) 1,970 2,219,077
5.00%, 06/01/33 (c) 1,000 1,149,206
State of Ohio Hospital,
Cleveland Clinic Health
System, Series A (GO)
5.00%, 03/15/32 (c) 480 481,005
State of Ohio Hospital,
Cleveland Clinic Health
System, Series A (RB)
4.00%, 01/01/34 (c) 760 784,160
State of Ohio, Cleveland Clinic
System, Series B (RB) (BAM)
4.00%, 01/01/41 (c) 835 839,561
State of Ohio, Highway Capital
Improvement, Series T (GO)
5.00%, 05/01/33 (c) 1,000 1,068,317
State of Ohio, Major New
Infrastructure Project (RB)
5.00%, 12/15/31 1,225 1,444,781
37,716,817
Oklahoma : 0.2%
Grand River Dam Authority,
Series A (RB)
4.00%, 06/01/33 (c) 2,000 2,054,835
5.00%, 06/01/31 (c) 515 541,213
Oklahoma Turnpike Authority,
Series C (RB)
5.00%, 01/01/35 (c) 565 597,108
3,193,156
Oregon : 1.2%
Asante Health System, Hospital
Facilities Authority of the City
of Medford, Asante Projects,
Series A (RB)
5.00%, 08/15/33 (c) 720 798,837
Par
(000’s) Value
Oregon (continued)
Asante Health System, Hospital
Facilities Authority of the City
of Medford, Asante Projects,
Series A (RB) (AGM)
5.00%, 08/15/34 (c) $ 700 $ 776,084
City of Portland Oregon, Sewer
System, Series A (RB)
3.00%, 03/01/37 (c) 2,350 2,174,417
Corvallis School District No.
509J, Series B (GO) (SBG)
5.00%, 06/15/35 (c) 1,285 1,394,259
Hillsboro School District No. 1J
(GO) (SBG)
5.00%, 06/15/35 (c) 590 628,492
5.00%, 06/15/31 (c) 1,000 1,068,556
Marion and Polk County,
Salem-Keizer School District
No. 24J, Series B (GO) (SBG)
4.00%, 06/15/35 (c) 740 774,200
5.00%, 06/15/32 (c) 545 598,069
Marion and Polk County,
Salem-Keizer School District
No. 24J, Series C (GO) (SBG)
4.00%, 06/15/38 (c) 2,000 2,068,414
Multnomah and Clackamas
Counties, School District No.
10JT, Series B (GO) (SBG)
0.01%, 06/15/32 (c) 1,215 873,000
0.01%, 06/15/33 (c) 1,010 691,383
Multnomah County School
District No. 1J, Series B (GO)
(SBG)
3.00%, 06/15/33 (c) 1,280 1,262,270
Multnomah County, School
District No. 1J (GO) (SBG)
5.00%, 06/15/35 (c) 1,000 1,197,017
Portland Community College
District (GO)
5.00%, 06/15/36 (c) 1,000 1,180,869
State of Oregon, Department
of Transportation, Highway
User Tax, Series A (RB)
4.00%, 11/15/38 (c) 3,000 3,138,673
5.00%, 11/15/36 (c) 1,650 1,842,452
5.00%, 11/15/36 (c) 1,000 1,139,080
State of Oregon, Series A (GO)
5.00%, 05/01/36 (c) 1,000 1,191,851
Tri-County Metropolitan
Transportation District of
Oregon, Series A (RB)
3.25%, 10/01/34 (c) 570 564,000
Washington County, Beaverton
School District No. 48, Series
A (GO) (SBG)
0.00%, 06/15/39 (c) ^ 1,000 517,720
0.00%, 06/15/40 (c) ^ 1,000 489,345
24,368,988

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania : 4.0%
Allegheny County Hospital
Development Authority,
Series A (RB)
5.00%, 04/01/33 (c) $ 1,120 $ 1,197,179
5.00%, 07/15/30 (c) 360 397,627
5.00%, 07/15/33 (c) 810 889,195
Allegheny County Sanitary
Authority Sewer (RB)
5.00%, 12/01/35 (c) 1,000 1,024,907
City of Philadelphia (GO) (AGM)
5.00%, 08/01/30 (c) 380 405,849
City of Philadelphia, Gas Works
(RB)
5.00%, 10/01/30 (c) 880 917,088
5.00%, 10/01/33 (c) 680 705,667
5.00%, 10/01/31 (c) 735 764,833
5.00%, 10/01/32 (c) 970 1,008,116
City of Philadelphia, Series A
(GO)
4.00%, 05/01/39 (c) 1,925 1,963,698
5.00%, 08/01/30 (c) 750 804,243
City of Philadelphia, Series A
(RB) (AGC)
4.00%, 07/01/36 (c) 1,000 1,033,859
City of Philadelphia, Series B
(GO)
5.00%, 02/01/37 (c) 1,500 1,632,808
Commonwealth Financing
Authority, Series A (RB)
5.00%, 06/01/33 (c) 1,595 1,627,325
Commonwealth Financing
Authority, Tobacco Master
Settlement Payment (RB)
5.00%, 06/01/30 (c) 775 834,785
Commonwealth of
Pennsylvania (GO)
3.00%, 01/01/31 (c) 510 509,265
3.00%, 09/15/35 (c) 1,055 1,030,307
4.00%, 02/01/32 (c) 1,500 1,527,480
4.00%, 05/15/32 (c) 2,000 2,161,662
4.00%, 08/15/34 (c) 1,500 1,513,737
5.00%, 09/01/32 2,000 2,368,883
5.00%, 09/01/37 (c) 1,000 1,173,024
Geisinger Authority Health
System, Series A (RB)
4.00%, 04/01/39 (c) 1,000 1,007,560
5.00%, 02/15/39 (c) 3,100 3,204,484
Geisinger Authority Health
System, Series C (RB)
5.00%, 04/01/43 (c) (p) 2,000 2,174,540
Lancaster County, Hospital
Authority, Penn State Health
(RB)
5.00%, 11/01/38 (c) 1,100 1,176,573
Pennsylvania Economic
Development Financing
Authority, UPMC (RB)
5.00%, 03/15/30 (c) 385 404,316
Par
(000’s) Value
Pennsylvania (continued)
Pennsylvania Economic
Development Financing
Authority, UPMC, Series A
(RB)
3.38%, 11/15/33 (c) $ 1,000 $ 1,002,719
Pennsylvania Higher
Educational Facilities
Authority, Trustee of
University, Series A (RB)
4.00%, 08/15/31 (c) 1,000 1,027,428
Pennsylvania Higher
Educational Facilities
Authority, Trustee of
University, Series B (RB)
5.00%, 10/01/34 (c) 2,675 2,757,664
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series 119 (RB)
3.20%, 10/01/31 (c) 425 420,199
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series 121 (RB)
2.80%, 10/01/31 (c) 700 650,801
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series 122 (RB)
3.65%, 10/01/32 (c) 315 315,341
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series 123B (RB)
3.45%, 10/01/32 (c) 1,620 1,602,490
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series 124-B (RB)
3.20%, 10/01/32 (c) 300 295,391
Pennsylvania State System of
Higher Education, Series AT-1
(RB)
4.00%, 06/15/34 (c) 765 775,872
Pennsylvania Turnpike
Commission (RB)
5.00%, 12/01/32 (c) 1,000 1,011,792
Pennsylvania Turnpike
Commission, Motor License
(RB)
4.00%, 12/01/37 (c) 2,000 2,025,764
Pennsylvania Turnpike
Commission, Series A (RB)
5.00%, 12/01/30 (c) 310 325,712
5.00%, 12/01/32 (c) 750 786,097
5.00%, 12/01/37 (c) 1,250 1,358,432
5.00%, 12/01/37 (c) 1,000 1,094,788
5.00%, 12/01/30 (c) 500 560,384
5.00%, 12/01/33 (c) 1,000 1,172,838
Pennsylvania Turnpike
Commission, Series B (RB)
4.00%, 12/01/37 (c) 1,025 1,064,622
4.00%, 12/01/38 (c) 1,000 1,025,447
4.00%, 12/01/40 (c) 1,000 1,010,650

Par
(000’s) Value
Pennsylvania (continued)
4.00%, 12/01/36 (c) $ 1,000 $ 1,050,359
5.00%, 12/01/34 (c) 1,010 1,040,858
5.00%, 06/01/36 (c) 2,650 2,742,669
5.00%, 12/01/34 (c) 700 810,125
Pennsylvania Turnpike
Commission, Series B (RB)
(AGM)
5.00%, 06/01/34 (c) 510 548,602
5.00%, 06/01/33 (c) 1,735 1,844,621
Philadelphia Authority for
Industrial Development,
Children's Hospital of
Philadelphia Project (RB)
4.00%, 07/01/36 (c) 1,355 1,381,840
Pittsburgh Water and Sewer
Authority, Series B (RB) (AGM)
5.00%, 09/01/31 1,460 1,703,608
5.00%, 09/01/32 2,000 2,372,266
5.00%, 09/01/33 2,000 2,408,778
School District of Philadelphia,
Series A (GO) (SAW)
5.00%, 09/01/33 (c) 660 707,726
School District of Philadelphia,
Series F (GO) (SAW)
5.00%, 09/01/37 (c) 1,000 1,025,726
5.00%, 09/01/32 (c) 485 501,329
5.00%, 09/01/38 (c) 1,570 1,608,066
Sports & Exhibition Authority
of Pittsburgh & Allegheny
County (RB) (AGM)
5.00%, 02/01/30 (c) 1,000 1,110,869
State of Pennsylvania (GO)
5.00%, 09/01/31 2,000 2,338,213
State Public School Building
Authority, School District of
Philadelphia Project, Series A
(RB) (AGM)
5.00%, 06/01/32 (c) 1,750 1,830,362
5.00%, 06/01/33 (c) 1,225 1,281,254
80,050,712
Rhode Island : 0.3%
Rhode Island Health and
Educational Building Corp.,
Financing Program, Series F
(RB)
4.00%, 05/15/39 (c) 1,000 1,025,007
Rhode Island Housing and
Mortgage Finance Corp.,
Series A (RB)
2.05%, 10/01/36 (c) 1,000 777,083
Rhode Island Housing and
Mortgage Finance Corp.,
Series A (RB) (AGM)
2.10%, 10/01/35 (c) 1,000 844,022
State of Rhode Island, Series
A (GO)
5.00%, 08/01/39 (c) 2,000 2,283,151
Par
(000’s) Value
Rhode Island (continued)
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/40 (c) $ 1,000 $ 1,007,187
5,936,450
South Carolina : 0.6%
Lancaster County, School
District (GO)
3.25%, 03/01/32 (c) 325 325,206
Patriots Energy Group
Financing Agency, Gas
Supply, Series A (RB)
5.25%, 10/01/54 (c) (p) 5,000 5,389,962
Piedmont Municipal Power
Agency, Series B (RB)
5.00%, 01/01/32 (c) 1,000 1,115,640
South Carolina Transportation
Infrastructure Bank, Series
A (RB)
5.00%, 10/01/37 (c) 1,000 1,065,421
South Carolina, Public Service
Authority, Series A (RB)
4.00%, 12/01/33 (c) 1,115 1,158,119
5.00%, 12/01/37 (c) 1,500 1,535,145
Town of Mount Pleasant, South
Carolina Water and Sewer
System, Series A (RB)
4.00%, 06/01/39 (c) 1,000 1,011,511
11,601,004
South Dakota : 0.1%
South Dakota Health and
Educational Facilities
Authority (RB)
5.00%, 09/01/30 (c) 255 271,059
5.00%, 09/01/40 (c) 2,750 2,844,399
3,115,458
Tennessee : 1.0%
County of Shelby, Public
Improvement, Series B (GO)
4.00%, 04/01/40 (c) 1,000 1,020,460
Metropolitan Government
of Nashville and Davidson
County (GO)
4.00%, 01/01/31 (c) 545 556,722
4.00%, 01/01/32 (c) 580 590,999
Metropolitan Government
of Nashville and Davidson
County, Vanderbilt University
Medical Center, Series A (RB)
5.00%, 07/01/31 (c) 1,000 1,118,398
5.00%, 07/01/40 (c) 3,050 3,099,859
Shelby County, Public
Improvement, Series B (GO)
4.00%, 04/01/35 (c) 1,000 1,067,584
4.00%, 04/01/34 (c) 1,000 1,070,328
4.00%, 04/01/33 (c) 3,000 3,214,318
State of Tennessee, Series A
(GO)
5.00%, 05/01/35 (c) 1,000 1,200,208

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Tennessee (continued)
Tennessee Corp. Gas Supply,
Series A (RB)
5.50%, 10/01/53 (c) (p) $ 2,000 $ 2,135,126
Tennessee Energy Acquisition
Corp., Commodity Project,
Series A (RB)
5.00%, 05/01/52 (c) (p) 4,000 4,268,119
19,342,121
Texas : 8.6%
Aldine Independent School
District, Series A (GO)
4.00%, 02/15/33 (c) 910 932,170
4.00%, 02/15/34 (c) 675 690,552
Alvin Independent School
District, Unlimited Tax School
House (GO)
3.38%, 02/15/40 (c) 350 331,087
Arlington Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 02/15/34 (c) 1,000 1,048,902
4.00%, 02/15/35 (c) 500 522,977
Austin Independent School
District,  Unlimited Tax School
Building (GO)
5.00%, 08/01/36 (c) 1,500 1,776,881
Bexar County Hospital District,
Limited Tax (GO)
4.00%, 02/15/35 (c) 1,000 1,029,307
Board of Regents of the
University of Texas System,
Series A (RB)
5.00%, 08/15/30 2,950 3,406,704
Board of Regents of the
University of Texas System,
Series A (RB) (AGM)
5.00%, 08/15/31 (c) 850 953,710
City of Austin, Water and
Wastewater System (RB)
5.00%, 11/15/30 (c) 1,065 1,068,332
City of Dallas (GO)
5.00%, 02/15/30 (c) 1,055 1,072,129
City of Dallas, Series A (GO)
3.00%, 02/15/36 (c) 600 547,293
City of Dallas, Waterworks and
Sewer System, Series A (RB)
5.00%, 10/01/31 (c) 600 630,138
5.00%, 10/01/30 (c) 565 594,418
City of Dallas, Waterworks and
Sewer System, Series C (RB)
5.00%, 10/01/33 (c) 1,500 1,725,556
City of Denton, Utility System
(RB)
5.00%, 12/01/31 (c) 965 1,008,118
City of Houston, Airport
System, Series D (RB)
5.00%, 07/01/36 (c) 1,000 1,086,072
Par
(000’s) Value
Texas (continued)
City of Houston, Combined
Utility System, First Lien,
Series A (RB)
5.00%, 11/15/33 (c) $ 4,500 $ 5,147,474
City of Houston, Combined
Utility System, First Lien,
Series C (RB)
4.00%, 11/15/36 (c) 1,500 1,545,316
City of Houston, Combined
Utility System, First Lien,
Series D (RB)
5.00%, 11/15/33 (c) 1,000 1,101,758
5.00%, 11/15/35 (c) 750 822,869
City of Houston, Public
Improvement, Series A (GO)
5.00%, 03/01/30 (c) 1,215 1,357,154
5.00%, 03/01/32 (c) 1,000 1,115,058
City of Houston, Series A (GO)
5.00%, 03/01/30 (c) 515 534,643
5.00%, 03/01/32 (c) 520 553,855
5.00%, 03/01/31 (c) 500 532,971
City of Houston, Texas Public
Improvement, Series A (GO)
5.00%, 03/01/34 (c) 1,000 1,188,645
City of Lubbock, Texas Electric
Light and Power System (RB)
4.00%, 04/15/39 (c) 1,550 1,571,449
City of San Antonio, Electric and
Gas Systems (RB)
4.00%, 02/01/30 1,000 1,061,891
5.00%, 02/01/33 (c) 1,000 1,162,109
City of San Antonio, Electric and
Gas Systems, Series B (RB)
4.00%, 02/01/33 1,000 1,075,089
5.00%, 02/01/39 (c) 1,000 1,139,502
Conroe Independent School
District (GO)
5.00%, 02/15/31 (c) 1,430 1,457,395
Corpus Christi Independent
School District (GO)
4.00%, 08/15/32 (c) 320 332,641
County of Bexar, Alamo
Community College District
(GO)
4.00%, 08/15/32 (c) 1,000 1,064,418
County of Bexar, Hospital
District (GO)
5.00%, 02/15/30 (c) 1,315 1,366,137
County of Collin, Community
College District (GO)
3.25%, 08/15/33 (c) 500 503,562
4.00%, 08/15/31 (c) 925 959,569
County of Dallas, Garland
Independent School District,
Series A (GO)
5.00%, 02/15/37 (c) 500 584,048

Par
(000’s) Value
Texas (continued)
County of Dallas, Highland Park
Independent School District
(GO)
3.00%, 02/15/35 (c) $ 1,540 $ 1,472,870
County of Harris, Cultural
Education Facilities Finance
Corp., TECO Project (RB)
4.00%, 11/15/32 (c) 950 971,712
5.00%, 11/15/30 (c) 850 903,029
County of Harris, Flood Control
District, Series A (RB)
4.00%, 10/01/37 (c) 2,855 2,913,797
4.00%, 10/01/38 (c) 1,000 1,016,181
County of Harris, Toll Road,
First Lien (RB)
4.00%, 08/15/37 (c) 1,100 1,130,061
County of Harris, Toll Road,
Senior Lien, Series A (RB)
5.00%, 08/15/33 (c) 675 704,707
Cypress-Fairbanks Independent
School District (GO)
4.00%, 02/15/31 (c) 1,735 1,745,737
4.00%, 02/15/38 (c) 1,275 1,314,346
Cypress-Fairbanks Independent
School District, Series A (GO)
3.00%, 02/15/34 (c) 500 493,195
4.00%, 02/15/37 (c) 1,500 1,579,282
5.00%, 02/15/31 (c) 1,805 2,008,366
Dallas Area Rapid Transit,
Senior Lien (RB)
5.00%, 12/01/33 (c) 1,835 2,072,962
Dallas Independent School
District, Unlimited Tax School
Building (GO)
4.00%, 02/15/31 (c) 1,000 1,079,396
5.00%, 02/15/40 (c) 1,500 1,691,221
5.00%, 02/15/36 (c) 1,000 1,164,245
5.00%, 02/15/35 (c) 1,000 1,171,632
Eagle Mountain and Saginaw
Independent School District
(GO)
4.00%, 08/15/32 (c) 335 341,364
EP Tuscany Zaragosa PFC
Residential Development,
Tuscany at Mega hills and
Villas (RB)
4.00%, 12/01/33 (c) 2,000 1,972,389
Fort Bend Independent School
District (GO)
5.00%, 08/15/30 (c) 2,000 2,135,386
Frisco Independent School
District (GO)
4.00%, 02/15/36 (c) 1,345 1,415,063
4.00%, 02/15/32 (c) 1,350 1,437,052
5.00%, 08/15/36 (c) 2,000 2,209,010
Harris County Flood Control
District Improvement, Series
A (GO)
4.00%, 10/01/35 (c) 1,000 1,047,900
Par
(000’s) Value
Texas (continued)
Harris County, Cultural
Education Facilities Finance
Corp., Texas Children's
Hospital, Series A (RB)
3.00%, 10/01/40 (c) $ 1,145 $ 1,001,969
Hays Consolidated
Independent School District
(GO)
5.00%, 02/15/40 (c) 1,000 1,127,481
Houston Independent School
District, Limited Tax School
House (GO)
5.00%, 02/15/30 (c) 750 802,675
5.00%, 02/15/34 (c) 540 575,383
Houston Independent School
District, Maintenance Tax
Notes (GO)
5.00%, 07/15/32 (c) 605 663,433
Katy Independent School
District, Fort Bend, Harris and
Waller Counties (GO)
5.00%, 02/15/38 (c) 2,510 2,637,618
Lone Star College System (GO)
4.00%, 02/15/32 (c) 1,500 1,525,256
5.00%, 02/15/33 (c) 400 415,723
Lower Colorado River Authority
(RB) (AGM)
5.00%, 05/15/32 (c) 1,000 1,151,595
Lower Colorado River
Authority, LCRA Transmission
Services Corp. Project (RB)
5.00%, 05/15/37 (c) 1,250 1,385,503
Lower Colorado River
Authority, LCRA Transmission
Services Corp. Project, Series
A (RB) (AGM)
5.00%, 05/15/36 (c) 1,000 1,170,563
New Hope Cultural Education
Facilities Finance Corp.
Hospital, Children’s
Healthcare, Series A (RB)
4.00%, 08/15/40 (c) 555 550,789
4.00%, 08/15/36 (c) 1,005 1,017,592
North Texas Municipal Water
District, Water System (RB)
5.00%, 09/01/35 (c) 715 744,043
North Texas Tollway Authority
System, Series B (RB)
4.00%, 01/01/33 (c) 1,975 2,079,084
4.00%, 01/01/36 (c) 2,000 2,071,334
4.00%, 01/01/38 (c) 2,250 2,304,100
5.00%, 01/01/39 (c) 1,000 1,044,514
North Texas Tollway Authority,
First Tier, Series A (RB)
4.12%, 01/01/40 (c) 2,000 2,050,116
5.00%, 01/01/31 (c) 1,675 1,739,155
5.00%, 01/01/33 (c) 500 518,093
5.00%, 01/01/30 (c) 425 441,647
5.00%, 01/01/30 (c) 1,195 1,241,807

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
North Texas Tollway Authority,
Second Tier, Series B (RB)
(AGM)
4.00%, 01/01/35 (c) $ 450 $ 460,956
Northside Independent School
District, Unlimited Tax (GO)
5.00%, 08/15/32 (c) 880 945,868
Permanent University Fund,
University of Texas System
(RB)
5.00%, 07/01/33 (c) 1,180 1,389,660
Pflugerville Independent School
District, Unlimited Tax, Series
A (GO)
5.00%, 02/15/37 (c) 1,000 1,140,691
5.00%, 02/15/34 (c) 1,875 2,188,064
Plano Independent School
District, Unlimited Tax (GO)
5.00%, 02/15/36 (c) 1,000 1,164,227
5.00%, 02/15/35 (c) 1,000 1,172,822
Port of Houston Authority of
Harris County, Series A-2 (GO)
5.00%, 10/01/34 (c) 1,000 1,137,128
San Antonio Independent
School District, Unlimited Tax
School Building (GO)
4.00%, 08/15/34 (c) 500 520,355
San Antonio Water System,
Junior Lien, Series A (RB)
4.00%, 05/15/39 (c) 1,150 1,181,730
State of Texas, Conroe
Independent School Disrict
(GO)
5.00%, 02/15/38 (c) 1,000 1,172,191
State of Texas, Tarrant County
College District (GO)
5.00%, 08/15/40 (c) 2,020 2,281,245
State of Texas, Transportation
Commission (GO)
4.00%, 10/01/32 (c) 1,525 1,525,549
State of Texas, Transportation
Commission, Highway
Improvement, Series A (GO)
5.00%, 04/01/30 (c) 500 521,437
State of Texas, Water Financial
Assistance, Series B (GO)
5.00%, 08/01/40 (c) 1,000 1,016,334
Texas Department of Housing
& Community Affairs, Series
A (RB) (GNMA/FNMA)
3.80%, 07/01/39 (c) 1,670 1,601,197
Texas Municipal Gas
Acquisition & Supply Corp.
III (RB)
5.00%, 12/15/29 2,250 2,373,066
5.00%, 12/15/31 1,475 1,570,975
5.00%, 12/15/32 1,000 1,070,960
Par
(000’s) Value
Texas (continued)
Texas Municipal Gas
Acquisition & Supply Corp. IV,
Series B (RB)
5.50%, 01/01/54 (c) (p) $ 3,000 $ 3,358,407
Texas Private Activity Bond
Surface Transportation Corp.,
LBJ Infrastructure Group LLC
I-635 Managed Lanes Project,
Series A (RB)
4.00%, 06/30/37 (c) 1,150 1,162,629
4.00%, 06/30/36 (c) 1,390 1,406,945
Texas Private Activity Bond
Surface Transportation Corp.,
NTE Mobility Partners LLC
Project, Series A (RB)
4.00%, 12/31/37 (c) 1,000 1,009,677
Texas Transportation
Commission, Central Texas
Turnpike System, Series C
(RB)
5.00%, 08/15/34 (c) 1,570 1,579,248
Texas Transportation
Commission, Highway
Improvement, Series A (GO)
5.00%, 04/01/38 (c) 1,000 1,033,938
Texas Water Development
Board (RB)
3.00%, 10/15/36 (c) 950 887,337
3.00%, 10/15/35 (c) 750 716,447
3.00%, 10/15/34 (c) 500 485,236
4.00%, 10/15/35 (c) 2,000 2,028,777
4.00%, 10/15/31 (c) 2,000 2,150,338
Texas Water Development
Board, Series A (RB)
3.00%, 10/15/35 (c) 2,650 2,541,166
4.00%, 10/15/34 (c) 1,000 1,008,700
4.00%, 10/15/37 (c) 2,000 2,046,082
4.00%, 10/15/34 (c) 1,000 1,035,686
4.00%, 10/15/33 (c) 400 415,206
4.00%, 10/15/33 (c) 600 624,744
4.60%, 10/15/39 (c) 1,000 1,101,122
4.65%, 10/15/40 (c) 2,000 2,192,056
5.00%, 04/15/30 (c) 250 270,773
Texas Water Development
Board, Series B (RB)
4.00%, 10/15/34 (c) 1,000 1,044,236
4.00%, 10/15/37 (c) 3,000 3,086,415
5.00%, 10/15/32 (c) 1,500 1,652,606
Texas Water Development
Board, Series D (RB)
3.00%, 10/15/37 (c) 500 458,350
Tomball Independent School
District, Unlimited Tax (GO)
5.00%, 02/15/38 (c) 1,000 1,150,555
5.00%, 02/15/37 (c) 1,100 1,282,043
Trinity River Authority, Regional
Wastewater System (RB)
5.00%, 08/01/30 (c) 670 718,806

Par
(000’s) Value
Texas (continued)
University of Houston, Board of
Regents, Series A (RB)
5.00%, 02/15/35 (c) $ 1,500 $ 1,744,295
University of Texas, Board of
Regents, Series A (RB)
5.00%, 07/01/40 (c) 1,000 1,145,646
5.00%, 08/15/34 (c) 2,000 2,365,201
172,989,397
Utah : 0.4%
Central Utah Water
Conservancy District, Series
B (RB)
4.00%, 10/01/34 (c) 395 407,332
Intermountain Power Agency,
Utah Power Supply, Series
A (RB)
4.00%, 07/01/36 (c) 2,000 2,115,074
University of Utah, Series A (RB)
5.00%, 08/01/31 (c) 365 392,734
University of Utah, Series B (RB)
5.00%, 08/01/38 (c) 2,220 2,529,973
Utah Transit Authority,
Subordinated Sales Tax (RB)
4.00%, 12/15/31 (c) 2,000 2,041,671
7,486,784
Vermont : 0.1%
University of Vermont & State
Agricultural College (RB)
4.00%, 10/01/40 (c) 2,000 2,002,861
Vermont Educational & Health
Buildings Financing Agency,
Series A (RB)
5.00%, 12/01/31 (c) 1,000 1,037,993
3,040,854
Virginia : 1.6%
Arlington County, Public
Improvement (GO)
5.00%, 06/15/34 (c) 2,000 2,374,475
County of Fairfax, Public
Improvement, Series A (GO)
2.00%, 10/01/34 (c) 375 318,354
County of Fairfax, Public
Improvement, Series A (GO)
(SAW)
4.00%, 10/01/35 (c) 1,000 1,098,058
4.00%, 10/01/36 (c) 1,000 1,084,094
5.00%, 10/01/31 (c) 750 824,378
5.00%, 10/01/32 (c) 1,755 1,973,291
County of Loudoun, Economic
Development Authority,
Public Facility, Series A (RB)
3.00%, 12/01/36 (c) 1,500 1,407,871
Hampton Roads Transportation
Accountability Commission,
Series A (RB)
4.00%, 07/01/40 (c) 665 682,685
Par
(000’s) Value
Virginia (continued)
Virginia College Building
Authority, 21st Century
College and Equipment
Programs Educational
Facilities, Series A (RB)
3.00%, 02/01/36 (c) $ 2,750 $ 2,624,416
4.00%, 02/01/30 (c) 2,000 2,051,031
4.00%, 02/01/36 (c) 1,500 1,582,929
4.00%, 02/01/38 (c) 2,095 2,177,114
5.00%, 02/01/35 (c) 1,950 2,210,119
Virginia College Building
Authority, 21st Century
College and Equipment
Programs Educational
Facilities, Series E (RB)
5.00%, 02/01/31 (c) 2,180 2,384,470
5.00%, 02/01/30 (c) 880 963,218
Virginia Commonwealth
Transportation Board, Series
A (RB)
4.00%, 05/15/36 (c) 1,000 1,034,027
4.00%, 05/15/31 (c) 500 512,334
5.00%, 05/15/32 (c) 800 864,451
Virginia Public Building
Authority, Series A (RB)
3.00%, 08/01/32 (c) 695 686,576
3.12%, 08/01/34 (c) 1,050 1,040,743
5.00%, 08/01/33 (c) 1,000 1,149,895
Virginia Public Building
Authority, Series A-2 (RB)
4.00%, 08/01/37 (c) 1,000 1,055,879
4.00%, 08/01/35 (c) 1,000 1,076,411
31,176,819
Washington : 4.0%
City of Seattle, Municipal Light
and Power Improvement,
Series A (RB)
4.00%, 07/01/36 (c) 1,000 1,060,938
4.00%, 07/01/37 (c) 1,000 1,049,431
County of King, Limited Tax
(GO)
4.00%, 07/01/30 (c) 2,110 2,194,649
County of King, Limited Tax
(GO) (SAW)
5.00%, 01/01/30 (c) 1,000 1,114,276
Energy Northwest, Colombia
Generating Station Electric,
Series A (RB)
5.00%, 07/01/33 (c) 400 428,334
5.00%, 07/01/32 (c) 695 763,910
5.00%, 07/01/33 (c) 1,930 2,210,032
5.00%, 07/01/40 (c) 1,955 2,170,807
5.00%, 07/01/36 (c) 1,000 1,183,890
5.00%, 07/01/35 (c) 2,000 2,385,869
Energy Northwest, Colombia
Generating Station Electric,
Series A (RB) (AGM)
5.00%, 07/01/36 (c) 1,000 1,105,461
5.00%, 07/01/38 (c) 500 546,114

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Washington (continued)
5.00%, 07/01/36 (c) $ 2,605 $ 2,943,897
Energy Northwest, Colombia
Generating Station Electric,
Series C (RB)
5.00%, 07/01/30 (c) 1,250 1,285,886
5.00%, 07/01/34 (c) 1,000 1,095,279
Everett Housing Authority,
Hunting Park Apartments
Project (RB)
4.00%, 07/01/37 (c) 3,845 3,802,633
King County, School District No.
210 Federal Way (GO) (SBG)
4.00%, 12/01/33 (c) 880 911,737
King County, School District No.
401 Highline (GO) (SBG)
3.12%, 12/01/32 (c) 690 691,073
5.00%, 12/01/30 (c) 700 741,026
King County, School District No.
411 Issaquah (GO) (SBG)
4.00%, 12/01/31 (c) 635 648,938
King County, School District No.
414 Lake Washington (GO)
(SBG)
5.00%, 12/01/31 (c) 1,335 1,422,508
King County, Washington
Sewer, Series B (RB)
4.00%, 07/01/35 (c) 1,000 1,002,120
Kitsap County, School District
No. 401 Central Kitsap (GO)
(SBG)
4.00%, 12/01/34 (c) 1,000 1,015,666
4.00%, 12/01/32 (c) 1,425 1,451,551
4.00%, 12/01/33 (c) 1,250 1,272,323
Pierce County, Puyallup School
District No. 3 (GO) (SBG)
5.00%, 12/01/33 (c) 970 1,036,447
Pierce County, School District
No. 403 Bethel (GO) (SBG)
5.00%, 12/01/32 (c) 500 559,064
State of Washington, Motor
Vehicle Fuel Tax, Series R-A
(GO)
5.00%, 08/01/31 (c) 825 866,568
State of Washington, Motor
Vehicle Fuel Tax, Series R-A
(GO) (SBG)
5.00%, 06/01/31 (c) 1,000 1,144,358
State of Washington, Series A
(GO)
5.00%, 08/01/33 (c) 755 792,669
State of Washington, Series C
(GO)
5.00%, 02/01/40 (c) 2,000 2,203,510
5.00%, 08/01/32 (c) 880 943,767
State of Washington, Series D
(GO)
5.00%, 08/01/31 (c) 880 943,767
Par
(000’s) Value
Washington (continued)
State of Washington, Various
Purpose, Series A (GO)
5.00%, 08/01/32 (c) $ 500 $ 536,231
5.00%, 08/01/34 (c) 500 535,542
State of Washington, Various
Purpose, Series C (GO)
5.00%, 02/01/40 (c) 2,165 2,303,770
5.00%, 02/01/35 (c) 2,175 2,501,815
State of Washington, Various
Purpose, Series D (GO)
5.00%, 02/01/40 (c) 735 768,942
State of Washington, Various
Purpose, Series R-C (GO)
5.00%, 08/01/31 (c) 420 450,434
5.00%, 08/01/34 (c) 880 942,857
Washington Health Care
Facilities Authority, Multicare
Health System, Series B (RB)
5.00%, 08/15/37 (c) 2,000 2,076,661
5.00%, 08/15/36 (c) 1,815 1,890,374
Washington Health Care
Facilities Authority,
Providence St. Joseph Health,
Series A (RB)
4.00%, 10/01/34 (c) 1,820 1,784,112
Washington Health Care
Facilities Authority,
Providence St. Joseph Health,
Series B (RB)
4.00%, 10/01/42 (p) 1,595 1,609,299
Washington Health Care
Facilities Authority,
Providence St. Joseph Health,
Series D (RB)
5.00%, 10/01/38 (c) 2,270 2,270,273
Washington State Housing
Finance Commission, Series
A (RB)
3.50%, 12/20/35 1,662 1,566,285
Washington State, Motor
Vehicle Fuel Tax, Series A
(GO)
5.00%, 06/01/36 (c) 1,050 1,185,900
Washington State, Motor
Vehicle Fuel Tax, Series F (GO)
5.00%, 06/01/39 (c) 2,000 2,256,056
Washington State, Shoreline
School District No. 412 (GO)
(SBG)
4.00%, 12/01/36 (c) 1,000 1,020,944
Washington State, Various
Purpose, Series A (GO)
5.00%, 08/01/38 (c) 1,000 1,117,157
5.00%, 08/01/37 (c) 1,250 1,426,008
5.00%, 08/01/38 (c) 2,000 2,329,013
Washington State, Various
Purpose, Series A-1 (GO)
5.00%, 08/01/30 (c) 1,500 1,513,117

Par
(000’s) Value
Washington (continued)
Washington State, Various
Purpose, Series C (GO)
5.00%, 07/01/31 (c) $ 1,575 $ 1,603,251
5.00%, 02/01/38 (c) 1,145 1,226,432
5.00%, 02/01/35 (c) 1,000 1,083,261
5.00%, 02/01/39 (c) 1,080 1,175,420
5.00%, 02/01/36 (c) 1,000 1,125,607
79,287,259
West Virginia : 0.2%
State of West Virginia, Series
A (GO)
5.00%, 12/01/31 (c) 1,000 1,123,422
5.00%, 06/01/36 (c) 500 554,870
State of West Virginia, Series
B (GO)
5.00%, 12/01/30 (c) 675 742,217
West Virginia, Parkways
Authority, Senior Lien
Turnpike Toll (RB)
5.00%, 06/01/36 (c) 1,320 1,505,198
3,925,707
Wisconsin : 0.8%
Middleton-Cross Plains Area
School District, Series A (GO)
3.25%, 03/01/36 (c) 350 346,201
Public Finance Authority,
Providence St. Joseph Health,
Series C (RB)
4.00%, 10/01/41 (p) 1,335 1,346,968
State of Wisconsin (GO)
5.00%, 11/01/31 (c) 450 479,961
State of Wisconsin, Series A
(GO)
4.00%, 05/01/38 (c) 1,655 1,696,969
5.00%, 05/01/35 (c) 890 908,520
5.00%, 05/01/35 (c) 1,000 1,173,841
5.00%, 05/01/36 (c) 1,000 1,162,410
Wisconsin Department of
Transportation, Series A (RB)
5.00%, 07/01/31 (c) 940 945,994
Wisconsin Health and
Educational Facilities
Authority, Ascension Senior
Credit Group, Series A (RB)
4.00%, 11/15/35 (c) 1,500 1,520,468
4.00%, 11/15/39 (c) 1,875 1,880,123
5.00%, 11/15/36 (c) 1,000 1,026,124
Wisconsin Health and
Educational Facilities
Authority, Children's Hospital
of Wisconsin, Inc. (RB)
4.00%, 08/15/31 (c) 500 509,658
Wisconsin Health and
Educational Facilities
Authority, Prohealth Care,
Inc. (RB)
5.00%, 08/15/31 (c) 2,500 2,509,532
Par
(000’s) Value
Wisconsin (continued)
Wisconsin Housing and
Economic Development
Authority, Home Ownership,
Series A (RB)
4.12%, 09/01/35 (c) $ 1,000 $ 1,047,494
16,554,263
Wyoming : 0.2%
County of Campbell, Wyoming
Solid Waste Facilities, Series A
(RB) (SBG)
3.62%, 07/15/39 (c) 4,500 4,123,077
Underline
Total Municipal Bonds: 98.7%
(Cost: $2,012,546,248) 1,976,420,867
Other assets less liabilities: 1.3% 25,629,988
NET ASSETS: 100.0% $ 2,002,050,855

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Definitions:
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED PROG Special District Credit Enhancement Program
ST Special Tax
TA Tax Allocation
(c) Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p) Putable Security — the redemption date shown is when the security may be redeemed by the investor
^ Zero Coupon Bond
Summary of Investments by Sector
% of
Investments Value
State GO 17.0% $ 335,847,724
Local GO 15.2 300,968,574
Tax 14.8 293,120,097
Water & Sewer 7.7 151,506,118
Hospitals 6.9 135,465,559
Education 6.3 124,692,272
Toll & Turnpike 5.7 113,142,676
Transportation 5.3 105,253,734
Power 4.9 96,351,468
Utilities - Other 4.1 81,623,500
Leasing COPS & Appropriations 4.1 80,534,474
Misc 1.9 38,537,707
Airport 1.7 32,809,393
Multi-Family Housing 1.5 30,202,031
Single Family Housing 0.7 14,603,449
Industrial Development Revenue 0.6 12,484,344
Tobacco 0.6 11,106,390
Pollution Control 0.5 9,484,306
Refunded 0.2 3,607,067
Health 0.2 3,356,217
Leasing 0.1 1,088,146
Local 0.0 635,621
100.0% $ 1,976,420,867